UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: August 31, 2013

*	This Form N-Q pertains only to the following series of the Registrant: MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Global Bond Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund. The remaining series of the Registrant have fiscal year ends of 7/31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2013

MFS® AGGRESSIVE GROWTH ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

8/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.9%
MFS Commodity Strategy Fund - Class R5 (v)	7,805,582	$68,376,898
MFS Emerging Markets Equity Fund - Class R5	893,418	26,516,632
MFS Global Real Estate Fund - Class R5 (v)	4,610,852	65,520,208
MFS Growth Fund - Class R5 (a)	2,933,286	173,503,890
MFS International Growth Fund - Class R5	4,084,991	105,515,328
MFS International New Discovery Fund - Class R5	1,999,194	52,778,733
MFS International Value Fund - Class R5	3,397,999	105,168,081
MFS Mid Cap Growth Fund - Class R5 (a)	10,890,360	133,624,720
MFS Mid Cap Value Fund - Class R5	7,204,063	132,410,673
MFS New Discovery Fund - Class R5 (a)	1,215,955	33,609,000
MFS New Discovery Value Fund - Class R5	2,661,642	33,243,902
MFS Research Fund - Class R5	3,579,613	119,093,720
MFS Research International Fund - Class R5	6,491,703	105,230,504
MFS Value Fund - Class R5	5,757,041	171,674,960
Total Underlying Affiliated Funds		$1,326,267,249

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	67	$67
Total Investments		$1,326,267,316

Other Assets, Less Liabilities - 0.1%		922,141
Net Assets - 100.0%		$1,327,189,457

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,326,267,316	$—	$—	$1,326,267,316

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$900,043,668
Gross unrealized appreciation	432,801,931
Gross unrealized depreciation	(6,578,283)
Net unrealized appreciation (depreciation)	$426,223,648

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	7,268,356	656,633	(119,407)	7,805,582
MFS Emerging Markets Equity Fund	779,537	113,918	(37)	893,418
MFS Global Real Estate Fund	4,039,061	571,791	—	4,610,852
MFS Growth Fund	2,956,978	11,230	(34,922)	2,933,286
MFS Institutional Money Market Portfolio	807,417	17,633,154	(18,440,504)	67
MFS International Growth Fund	3,885,087	209,331	(9,427)	4,084,991
MFS International New Discovery Fund	1,931,625	67,779	(210)	1,999,194
MFS International Value Fund	3,347,007	55,245	(4,253)	3,397,999
MFS Mid Cap Growth Fund	11,136,011	17,276	(262,927)	10,890,360
MFS Mid Cap Value Fund	7,329,072	21,671	(146,680)	7,204,063
MFS New Discovery Fund	1,262,409	3,814	(50,268)	1,215,955
MFS New Discovery Value Fund	2,742,994	10,127	(91,479)	2,661,642
MFS Research Fund	3,590,283	39,262	(49,932)	3,579,613
MFS Research International Fund	6,294,780	211,567	(14,644)	6,491,703
MFS Value Fund	5,710,124	106,026	(59,109)	5,757,041

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$44,736	$—	$—	$68,376,898
MFS Emerging Markets Equity Fund	570	—	—	26,516,632
MFS Global Real Estate Fund	—	—	—	65,520,208
MFS Growth Fund	1,021,065	—	—	173,503,890
MFS Institutional Money Market Portfolio	—	—	—	67
MFS International Growth Fund	130,985	—	—	105,515,328
MFS International New Discovery Fund	3,278	—	—	52,778,733
MFS International Value Fund	72,819	—	—	105,168,081
MFS Mid Cap Growth Fund	1,920,123	—	—	133,624,720
MFS Mid Cap Value Fund	1,506,752	—	—	132,410,673
MFS New Discovery Fund	800,814	—	—	33,609,000

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS New Discovery Value Fund	$257,518	$—	$—	$33,243,902
MFS Research Fund	985,527	—	—	119,093,720
MFS Research International Fund	96,224	—	—	105,230,504
MFS Value Fund	827,073	—	896,355	171,674,960

	$7,667,484	$—	$896,355	$1,326,267,316

4

QUARTERLY REPORT

August 31, 2013

MFS® CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

8/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class R5	5,075,308	$48,976,724
MFS Commodity Strategy Fund - Class R5 (v)	2,809,293	24,609,410
MFS Emerging Markets Debt Fund - Class R5	5,026,940	72,186,858
MFS Global Bond Fund - Class R5	12,959,298	120,391,879
MFS Global Real Estate Fund - Class R5 (v)	1,674,131	23,789,408
MFS Government Securities Fund - Class R5	24,523,111	244,495,419
MFS Growth Fund - Class R5 (a)	2,515,923	148,816,866
MFS High Income Fund - Class R5	34,891,390	122,817,693
MFS Inflation-Adjusted Bond Fund - Class R5	23,349,630	243,303,142
MFS International Growth Fund - Class R5	1,877,327	48,491,359
MFS International Value Fund - Class R5	1,570,935	48,620,447
MFS Limited Maturity Fund - Class R5	40,607,664	244,864,215
MFS Mid Cap Growth Fund - Class R5 (a)	8,127,326	99,722,284
MFS Mid Cap Value Fund - Class R5	5,369,465	98,690,759
MFS New Discovery Fund - Class R5 (a)	911,669	25,198,522
MFS New Discovery Value Fund - Class R5	1,988,228	24,832,963
MFS Research Bond Fund - Class R5	39,123,126	415,878,834
MFS Research Fund - Class R5	4,416,716	146,944,154
MFS Research International Fund - Class R5	6,003,911	97,323,403
MFS Value Fund - Class R5	4,905,793	146,290,755
Total Underlying Affiliated Funds		$2,446,245,094

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	9	$9
Total Investments		$2,446,245,103

Other Assets, Less Liabilities - 0.1%		1,470,679
Net Assets - 100.0%		$2,447,715,782

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

2

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of August 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,446,245,103	$—	$—	$2,446,245,103

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,142,518,913
Gross unrealized appreciation	329,949,390
Gross unrealized depreciation	(26,223,200)
Net unrealized appreciation (depreciation)	$303,726,190

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	4,977,526	111,073	(13,291)	5,075,308
MFS Commodity Strategy Fund	2,705,567	123,827	(20,101)	2,809,293
MFS Emerging Markets Debt Fund	4,560,787	466,153	—	5,026,940
MFS Global Bond Fund	11,959,691	999,607	—	12,959,298
MFS Global Real Estate Fund	1,513,487	165,154	(4,510)	1,674,131
MFS Government Securities Fund	23,623,837	914,895	(15,621)	24,523,111
MFS Growth Fund	2,575,177	537	(59,791)	2,515,923
MFS High Income Fund	33,374,460	1,525,194	(8,264)	34,891,390
MFS Inflation-Adjusted Bond Fund	21,763,313	1,586,317	—	23,349,630
MFS Institutional Money Market Portfolio	26	13,825,803	(13,825,820)	9
MFS International Growth Fund	1,815,157	69,824	(7,654)	1,877,327
MFS International Value Fund	1,565,246	25,118	(19,429)	1,570,935
MFS Limited Maturity Fund	39,902,912	825,614	(120,862)	40,607,664
MFS Mid Cap Growth Fund	8,398,151	—	(270,825)	8,127,326
MFS Mid Cap Value Fund	5,537,758	—	(168,293)	5,369,465
MFS New Discovery Fund	960,576	—	(48,907)	911,669
MFS New Discovery Value Fund	2,079,945	—	(91,717)	1,988,228
MFS Research Bond Fund	37,464,728	1,660,182	(1,784)	39,123,126
MFS Research Fund	4,517,370	2,262	(102,916)	4,416,716
MFS Research International Fund	5,887,856	181,195	(65,140)	6,003,911
MFS Value Fund	4,966,507	35,100	(95,814)	4,905,793

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(5,848)	$—	$143,033	$48,976,724
MFS Commodity Strategy Fund	(63,826)	—	—	24,609,410
MFS Emerging Markets Debt Fund	—	—	908,661	72,186,858
MFS Global Bond Fund	—	—	1,149,173	120,391,879
MFS Global Real Estate Fund	(4,307)	—	—	23,789,408
MFS Government Securities Fund	(7,874)	—	1,451,940	244,495,419
MFS Growth Fund	288,281	—	—	148,816,866
MFS High Income Fund	(1,300)	—	1,862,141	122,817,693
MFS Inflation-Adjusted Bond Fund	—	—	773,604	243,303,142
MFS Institutional Money Market Portfolio	—	—	62	9
MFS International Growth Fund	257	—	—	48,491,359
MFS International Value Fund	19,321	—	—	48,620,447
MFS Limited Maturity Fund	(40,820)	—	1,220,328	244,864,215
MFS Mid Cap Growth Fund	365,313	—	—	99,722,284
MFS Mid Cap Value Fund	567,195	—	—	98,690,759
MFS New Discovery Fund	204,320	—	—	25,198,522
MFS New Discovery Value Fund	112,750	—	—	24,832,963
MFS Research Bond Fund	(816)	—	3,211,772	415,878,834
MFS Research Fund	385,372	—	—	146,944,154
MFS Research International Fund	23,468	—	—	97,323,403
MFS Value Fund	376,376	—	779,247	146,290,755

	$2,217,862	$—	$11,499,961	$2,446,245,103

4

QUARTERLY REPORT

August 31, 2013

MFS® EMERGING MARKETS EQUITY FUND

PORTFOLIO OF INVESTMENTS

8/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.7%
Airlines - 0.3%
Copa Holdings S.A., “A”	19,027	$2,488,351

Alcoholic Beverages - 2.2%
Companhia de Bebidas das Americas, ADR	199,730	$6,946,609
SABMiller PLC	185,280	8,826,330

		$15,772,939
Apparel Manufacturers - 4.4%
Belle International Holdings Ltd.	4,396,000	$6,039,535
Cia.Hering S.A.	335,600	4,488,357
Li & Fung Ltd.	8,356,000	12,284,353
Stella International Holdings	3,872,000	9,487,198

		$32,299,443
Automotive - 6.2%
Exide Industries Ltd.	2,999,029	$5,685,309
Ford Otomotiv Sanayi A.S.	449,152	5,602,315
Geely Automobile Holdings Ltd.	11,430,000	5,981,443
Guangzhou Automobile Group Co. Ltd., “H”	7,040,000	7,135,575
Kia Motors Corp.	343,070	20,649,869

		$45,054,511
Brokerage & Asset Managers - 1.1%
BM&F Bovespa S.A.	1,233,200	$6,042,083
Bolsa Mexicana de Valores S.A. de C.V.	961,000	2,264,942

		$8,307,025
Business Services - 2.5%
Cognizant Technology Solutions Corp., “A” (a)	179,740	$13,174,942
LPS Brasil - Consultoria de Imoveis S.A.	508,500	3,241,596
Multiplus S.A.	164,500	1,796,714

		$18,213,252
Cable TV - 3.2%
Astro Malaysia Holdings Berhad	9,080,700	$8,182,928
Dish TV India Ltd. (a)	1,995,579	1,270,873
Naspers Ltd.	172,776	14,256,478

		$23,710,279
Computer Software - Systems - 2.6%
Asustek Computer, Inc.	652,000	$5,169,534
Hon Hai Precision Industry Co. Ltd.	5,054,309	13,643,857

		$18,813,391
Conglomerates - 0.7%
First Pacific Co. Ltd.	5,281,250	$5,468,916

Construction - 1.1%
Anhui Conch Cement Co. Ltd.	2,565,500	$8,241,181

Consumer Products - 1.5%
Dabur India Ltd.	3,364,124	$8,290,646
Kimberly-Clark de Mexico S.A. de C.V., “A”	837,910	2,374,319

		$10,664,965

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Services - 2.0%
Abril Educacao S.A., IEU	186,600	$2,580,859
Anhanguera Educacional Participacoes S.A.	638,000	3,703,472
Estacio Participacoes S.A.	534,800	3,935,995
Kroton Educacional S.A.	353,544	4,741,679

		$14,962,005
Electronics - 10.9%
Samsung Electronics Co. Ltd.	23,988	$29,442,974
Seoul Semiconductor Co. Ltd.	210,318	7,040,462
Siliconware Precision Industries Co. Ltd.	11,446,000	12,796,036
Taiwan Semiconductor Manufacturing Co. Ltd.	9,131,695	30,304,756

		$79,584,228
Energy - Independent - 3.2%
China Shenhua Energy Co. Ltd.	2,784,000	$8,652,374
INPEX Corp.	1,004	4,534,051
Reliance Industries Ltd.	795,079	10,275,136

		$23,461,561
Energy - Integrated - 3.4%
OAO Gazprom, ADR	1,066,520	$8,382,847
OAO NOVATEK, GDR	36,250	4,342,750
Petroleo Brasileiro S.A., ADR	882,370	11,929,642

		$24,655,239
Engineering - Construction - 0.7%
Mills Estruturas e Servicos de Engenharia S.A.	188,300	$2,336,042
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	312,600	3,049,962

		$5,386,004
Food & Beverages - 0.9%
Arca Continental S.A.B de C.V.	379,492	$2,402,607
M. Dias Branco S.A. Industria e Comercio de Alimentos	114,800	4,385,683

		$6,788,290
Food & Drug Stores - 4.1%
Dairy Farm International Holdings Ltd.	444,600	$4,534,920
E-Mart Co. Ltd.	36,286	6,689,190
Magnit OJSC	21,003	4,669,440
O’Key Group S.A., GDR	708,266	9,143,714
Wumart Stores, Inc., “H”	2,806,000	5,297,422

		$30,334,686
Gaming & Lodging - 1.0%
Minor International PLC	4,032,400	$2,680,751
Shangri-La Asia Ltd.	2,806,000	4,320,569

		$7,001,320
General Merchandise - 2.1%
Clicks Group Ltd.	591,093	$3,152,228
Lojas Renner S.A.	67,900	1,633,220
Mr. Price Group Ltd.	268,565	3,270,895
PT Mitra Adiperkasa Tbk	3,047,000	1,325,389
Woolworths Ltd.	930,504	6,173,192

		$15,554,924

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Health Maintenance Organizations - 0.3%
OdontoPrev S.A.	532,900	$1,967,706

Insurance - 1.9%
Brasil Insurance Participacoes e Administracao S.A.	607,400	$4,862,357
China Pacific Insurance Co. Ltd.	2,777,000	9,242,673

		$14,105,030
Internet - 1.4%
51job, Inc., ADR (a)	40,950	$2,581,897
NHN Corp.	18,909	7,561,317

		$10,143,214
Machinery & Tools - 2.0%
Glory Ltd.	240,800	$5,023,232
Sinotruk Hong Kong Ltd.	5,417,000	2,651,326
Thermax Ltd.	284,139	2,324,031
TK Corp. (a)	213,227	4,501,880

		$14,500,469
Major Banks - 1.6%
Standard Chartered PLC	505,681	$11,329,455

Medical & Health Technology & Services - 0.4%
Fleury S.A.	414,200	$3,202,913

Medical Equipment - 0.7%
Top Glove Corp.	2,560,800	$4,786,761

Metals & Mining - 5.2%
Gerdau S.A., ADR	880,540	$6,322,277
Grupo Mexico S.A.B. de C.V., “B”	768,406	2,196,925
Iluka Resources Ltd.	1,051,055	9,954,282
Steel Authority of India Ltd.	3,992,524	2,794,827
Usinas Siderurgicas de Minas Gerais S.A., IPS (a)	1,055,800	4,562,249
Vale S.A., ADR	866,660	12,488,571

		$38,319,131
Network & Telecom - 1.0%
VTech Holdings Ltd.	508,300	$7,472,638

Oil Services - 1.5%
Global Ports Investments PLC, GDR	102,310	$1,074,255
Lamprell PLC (a)	1,802,560	4,134,273
Tenaris S.A., ADR	126,590	5,597,810

		$10,806,338
Other Banks & Diversified Financials - 14.2%
Banco Santander S.A., IEU	602,900	$3,446,659
Bangkok Bank Public Co. Ltd.	2,249,300	12,549,478
Bank Negara Indonesia PT	431,500	151,233
China Construction Bank	18,047,490	13,158,994
CIMB Group Holdings Berhad	802,400	1,778,361
Compartamos S.A.B. de C.V.	1,649,820	2,893,143
Credicorp Ltd.	23,701	2,873,509
Grupo Financiero Banorte S.A. de C.V.	336,300	2,101,466

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR	150,310	$2,050,228
Hana Financial Group, Inc.	263,530	8,276,982
Housing Development Finance Corp. Ltd.	787,663	8,539,431
ICICI Bank Ltd.	578,193	7,006,311
Itau Unibanco Holding S.A., ADR	425,594	5,179,479
Kasikornbank Co. Ltd.	136,900	670,294
Komercni Banka A.S.	67,623	14,583,426
Sberbank of Russia	4,262,840	11,424,411
Turkiye Garanti Bankasi A.S.	2,137,015	7,337,160

		$104,020,565
Pharmaceuticals - 0.4%
Genomma Lab Internacional S.A., “B” (a)	1,298,000	$2,782,331

Railroad & Shipping - 0.7%
All America Latina Logistica S.A.	651,600	$2,520,702
CCR S.A.	317,040	2,305,431

		$4,826,133
Real Estate - 2.5%
Brasil Brokers Participacoes	1,287,700	$2,833,431
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	939,000	1,686,700
Hang Lung Properties Ltd.	2,411,000	7,495,079
Macquarie Mexico Real Estate S.A. de C.V., REIT	1,851,000	3,370,618
Multiplan Empreendimentos Imobiliarios S.A.	149,469	3,003,225

		$18,389,053
Restaurants - 0.7%
Ajisen China Holdings Ltd.	4,529,000	$4,853,977

Specialty Chemicals - 0.2%
Chugoku Marine Paints Ltd.	255,000	$1,273,063

Telecommunications - Wireless - 4.5%
America Movil S.A.B. de C.V., “L”, ADR	354,220	$6,836,446
China Mobile Ltd.	417,500	4,499,568
Mobile TeleSystems OJSC, ADR	405,505	8,580,486
MTN Group Ltd.	279,138	5,100,041
TIM Participacoes S.A., ADR	205,749	4,057,370
Turkcell Iletisim Hizmetleri A.S. (a)	782,560	4,091,768

		$33,165,679
Telephone Services - 2.5%
China Unicom (Hong Kong) Ltd.	8,678,000	$13,109,730
PT XL Axiata Tbk	13,153,500	5,390,285

		$18,500,015
Utilities - Electric Power - 1.6%
Alupar Investimento S.A., IEU (a)	368,800	$2,640,082
CESC Ltd.	748,255	3,479,890
Energias do Brasil S.A.	777,000	3,484,524
Tractebel Energia S.A.	164,500	2,357,929

		$11,962,425

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Water - 0.3%
Aguas Andinas S.A.	2,784,015	$1,904,806
Total Common Stocks		$715,074,212

Money Market Funds - 2.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	14,826,777	$14,826,777
Total Investments		$729,900,989

Other Assets, Less Liabilities - 0.3%		2,132,581
Net Assets - 100.0%		$732,033,570

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

8/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August, 31, 2013, in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$122,996,856	$—	$—	$122,996,856
China	11,234,271	80,211,424	—	91,445,695
South Korea	—	84,162,674	—	84,162,674
Taiwan	—	61,914,183	—	61,914,183
Hong Kong	43,568,595	7,495,079	—	51,063,674
India	21,079,303	28,587,151	—	49,666,454
Russia	42,948,463	4,669,440	—	47,617,903
Mexico	34,009,686	—	—	34,009,686
South Africa	31,952,834	—	—	31,952,834
Other Countries	77,727,923	62,516,330	—	140,244,253
Mutual Funds	14,826,777	—	—	14,826,777
Total Investments	$400,344,708	$329,556,281	$—	$729,900,989

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $38,543,620 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $137,596,578 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$722,524,134
Gross unrealized appreciation	82,508,511
Gross unrealized depreciation	(75,131,656)
Net unrealized appreciation (depreciation)	$7,376,855

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,349,769	51,707,441	(50,230,433)	14,826,777

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,878	$14,826,777

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2013, are as follows:

Brazil	16.8%
China	12.5%
South Korea	11.5%
Taiwan	8.5%
Hong Kong	7.0%
India	6.8%
Russia	6.5%
Mexico	4.6%
South Africa	4.4%
Other Countries	21.4%

7

QUARTERLY REPORT

August 31, 2013

MFS® GROWTH

ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

8/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	4,177,421	$40,312,117
MFS Commodity Strategy Fund - Class R5 (v)	18,951,341	166,013,749
MFS Emerging Markets Debt Fund - Class R5	8,309,367	119,322,514
MFS Emerging Markets Equity Fund - Class R5	1,340,942	39,799,151
MFS Global Bond Fund - Class R5	17,124,937	159,090,660
MFS Global Real Estate Fund - Class R5 (v)	8,305,405	118,019,806
MFS Growth Fund - Class R5 (a)	7,390,352	437,139,316
MFS High Income Fund - Class R5	57,265,571	201,574,811
MFS Inflation-Adjusted Bond Fund - Class R5	19,282,463	200,923,263
MFS International Growth Fund - Class R5	7,597,996	196,256,240
MFS International New Discovery Fund - Class R5	2,979,307	78,653,698
MFS International Value Fund - Class R5	6,318,761	195,565,656
MFS Mid Cap Growth Fund - Class R5 (a)	29,196,675	358,243,195
MFS Mid Cap Value Fund - Class R5	19,320,725	355,114,930
MFS New Discovery Fund - Class R5 (a)	2,922,216	80,770,040
MFS New Discovery Value Fund - Class R5	6,351,088	79,325,090
MFS Research Bond Fund - Class R5	11,366,264	120,823,388
MFS Research Fund - Class R5	9,505,918	316,261,893
MFS Research International Fund - Class R5	16,896,457	273,891,569
MFS Value Fund - Class R5	14,563,345	434,278,954
Total Underlying Affiliated Funds		$3,971,380,040

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	21	$21
Total Investments		$3,971,380,061

Other Assets, Less Liabilities - 0.0%		729,962
Net Assets - 100.0%		$3,972,110,023

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

2

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of August 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,971,380,061	$—	$—	$3,971,380,061

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,060,301,211
Gross unrealized appreciation	944,989,485
Gross unrealized depreciation	(33,910,635)
Net unrealized appreciation (depreciation)	$911,078,850

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	3,911,248	275,765	(9,592)	4,177,421
MFS Commodity Strategy Fund	17,032,065	1,991,726	(72,450)	18,951,341
MFS Emerging Markets Debt Fund	7,202,273	1,107,780	(686)	8,309,367
MFS Emerging Markets Equity Fund	1,145,524	196,589	(1,171)	1,340,942
MFS Global Bond Fund	15,162,203	1,964,586	(1,852)	17,124,937
MFS Global Real Estate Fund	7,209,541	1,104,586	(8,722)	8,305,405
MFS Growth Fund	7,295,432	107,351	(12,431)	7,390,352
MFS High Income Fund	52,481,322	4,853,349	(69,100)	57,265,571
MFS Inflation-Adjusted Bond Fund	17,211,552	2,089,581	(18,670)	19,282,463
MFS Institutional Money Market Portfolio	33	24,678,666	(24,678,678)	21
MFS International Growth Fund	7,121,404	483,609	(7,017)	7,597,996
MFS International New Discovery Fund	2,829,037	151,449	(1,179)	2,979,307
MFS International Value Fund	6,160,355	164,858	(6,452)	6,318,761
MFS Mid Cap Growth Fund	29,237,065	110,567	(150,957)	29,196,675
MFS Mid Cap Value Fund	19,297,556	156,737	(133,568)	19,320,725
MFS New Discovery Fund	2,978,273	4,633	(60,690)	2,922,216
MFS New Discovery Value Fund	6,436,932	19,746	(105,590)	6,351,088
MFS Research Bond Fund	10,413,310	968,407	(15,453)	11,366,264
MFS Research Fund	9,319,036	220,162	(33,280)	9,505,918
MFS Research International Fund	16,195,438	737,442	(36,423)	16,896,457
MFS Value Fund	14,108,195	488,386	(33,236)	14,563,345

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$332	$—	$115,938	$40,312,117
MFS Commodity Strategy Fund	30,424	—	—	166,013,749
MFS Emerging Markets Debt Fund	2,181	—	1,461,636	119,322,514
MFS Emerging Markets Equity Fund	17,781	—	—	39,799,151
MFS Global Bond Fund	2,997	—	1,483,067	159,090,660
MFS Global Real Estate Fund	46,820	—	—	118,019,806
MFS Growth Fund	385,379	—	—	437,139,316
MFS High Income Fund	82,440	—	2,983,968	201,574,811
MFS Inflation-Adjusted Bond Fund	21,883	—	623,500	200,923,263
MFS Institutional Money Market Portfolio	—	—	148	21
MFS International Growth Fund	96,422	—	—	196,256,240
MFS International New Discovery Fund	18,750	—	—	78,653,698
MFS International Value Fund	110,150	—	—	195,565,656
MFS Mid Cap Growth Fund	1,097,188	—	—	358,243,195
MFS Mid Cap Value Fund	1,592,725	—	—	355,114,930
MFS New Discovery Fund	1,041,962	—	—	80,770,040
MFS New Discovery Value Fund	447,029	—	—	79,325,090
MFS Research Bond Fund	31,170	—	912,020	120,823,388
MFS Research Fund	672,989	—	—	316,261,893
MFS Research International Fund	285,731	—	—	273,891,569
MFS Value Fund	530,530	—	2,220,392	434,278,954

	$6,514,883	$—	$9,800,669	$3,971,380,061

4

QUARTERLY REPORT

August 31, 2013

MFS® INTERNATIONAL DIVERSIFICATION FUND

PORTFOLIO OF INVESTMENTS

8/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.9%
MFS Emerging Markets Equity Fund - Class R5	11,984,795	$355,708,703
MFS International Growth Fund - Class R5	33,705,391	870,610,262
MFS International New Discovery Fund - Class R5	13,260,980	350,089,873
MFS International Value Fund - Class R5	28,101,197	869,732,062
MFS Research International Fund - Class R5	64,286,465	1,042,083,596
Total Underlying Affiliated Funds		$3,488,224,496

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,887,074	$1,887,074
Total Investments		$3,490,111,570

Other Assets, Less Liabilities - (0.0)%		(563,099)
Net Assets - 100.0%		$3,489,548,471

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,490,111,570	$—	$—	$3,490,111,570

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,224,482,184
Gross unrealized appreciation	268,304,870
Gross unrealized depreciation	(2,675,484)
Net unrealized appreciation (depreciation)	$265,629,386

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	10,277,198	1,721,299	(13,702)	11,984,795
MFS Institutional Money Market Portfolio	91,798	83,865,516	(82,070,240)	1,887,074
MFS International Growth Fund	31,882,003	1,837,320	(13,932)	33,705,391
MFS International New Discovery Fund	12,672,234	595,944	(7,198)	13,260,980
MFS International Value Fund	27,552,984	576,908	(28,695)	28,101,197
MFS Research International Fund	62,119,896	2,199,284	(32,715)	64,286,465

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$177,520	$—	$—	$355,708,703
MFS Institutional Money Market Portfolio	—	—	805	1,887,074
MFS International Growth Fund	148,748	—	—	870,610,262
MFS International New Discovery Fund	100,447	—	—	350,089,873
MFS International Value Fund	356,209	—	—	869,732,062
MFS Research International Fund	186,893	—	—	1,042,083,596

	$969,817	$—	$805	$3,490,111,570

3

QUARTERLY REPORT

August 31, 2013

MFS® INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

8/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.3%
Aerospace - 1.2%
Rolls-Royce Holdings PLC	2,336,408	$40,262,546

Airlines - 1.4%
Copa Holdings S.A., “A”	345,578	$45,194,691

Alcoholic Beverages - 7.2%
Carlsberg A.S., “B”	421,360	$40,872,499
Companhia de Bebidas das Americas, ADR	370,520	12,886,686
Diageo PLC	2,229,442	68,201,054
Heineken N.V. (l)	739,402	50,767,130
Pernod Ricard S.A.	545,304	63,306,376

		$236,033,745
Apparel Manufacturers - 6.7%
Adidas AG	177,613	$18,779,377
Cia.Hering S.A.	1,309,400	17,512,083
Compagnie Financiere Richemont S.A.	378,265	35,938,122
Li & Fung Ltd.	32,390,400	47,617,892
LVMH Moet Hennessy Louis Vuitton S.A.	568,443	99,582,517

		$219,429,991
Automotive - 3.6%
Guangzhou Automobile Group Co. Ltd., “H”	17,736,000	$17,976,783
Honda Motor Co. Ltd.	2,044,200	73,190,636
Toyota Motor Corp.	431,300	26,092,804

		$117,260,223
Broadcasting - 1.1%
Publicis Groupe S.A.	494,439	$36,803,728

Brokerage & Asset Managers - 0.9%
Aberdeen Asset Management PLC	2,231,554	$12,179,922
BM&F Bovespa S.A.	3,719,800	18,225,219

		$30,405,141
Business Services - 9.5%
Accenture PLC, “A”	843,090	$60,913,253
Amadeus IT Holding S.A.	809,274	26,140,461
Brenntag AG	258,151	39,236,304
Capita Group PLC	2,839,756	41,961,353
Compass Group PLC	5,965,420	79,133,896
Experian Group Ltd.	2,067,730	36,209,292
Intertek Group PLC	466,545	23,150,620
LPS Brasil - Consultoria de Imoveis S.A.	1,194,500	7,614,722

		$314,359,901
Computer Software - 2.7%
Dassault Systems S.A.	112,720	$14,398,567
OBIC Co. Ltd.	129,850	37,991,336
SAP AG	516,884	38,208,004

		$90,597,907

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 0.9%
NICE Systems Ltd., ADR	766,660	$29,133,080

Construction - 0.4%
Bellway PLC	568,668	$11,817,764

Consumer Products - 3.7%
L’Oreal S.A.	207,090	$34,554,687
Reckitt Benckiser Group PLC	838,728	56,995,228
Uni-Charm Corp.	578,100	29,863,766

		$121,413,681
Electrical Equipment - 3.6%
Legrand S.A.	254,078	$12,886,408
Mettler-Toledo International, Inc. (a)	195,221	42,993,521
Prysmian S.p.A.	1,121,937	24,911,174
Schneider Electric S.A.	515,509	39,448,569

		$120,239,672
Electronics - 3.0%
Samsung Electronics Co. Ltd.	32,049	$39,337,080
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,503,725	58,021,686

		$97,358,766
Energy - Independent - 0.9%
INPEX Corp.	6,701	$30,261,626

Energy - Integrated - 2.6%
BG Group PLC	3,401,834	$64,685,276
Suncor Energy, Inc.	621,088	20,932,900

		$85,618,176
Food & Beverages - 6.1%
Chr. Hansen Holding A.S.	389,603	$12,907,961
Groupe Danone	1,258,156	93,684,508
M. Dias Branco S.A. Industria e Comercio de Alimentos	389,000	14,860,894
Nestle S.A.	1,201,756	78,851,313

		$200,304,676
Food & Drug Stores - 2.1%
Dairy Farm International Holdings Ltd.	1,094,300	$11,161,860
Lawson, Inc.	497,200	37,328,138
Sundrug Co. Ltd.	438,500	20,339,435

		$68,829,433
Gaming & Lodging - 0.8%
Sands China Ltd.	4,564,000	$26,133,803

General Merchandise - 1.2%
Dollarama, Inc.	432,430	$30,524,229
Lojas Renner S.A.	322,900	7,766,814

		$38,291,043
Insurance - 1.4%
AIA Group Ltd.	10,365,200	$45,324,992

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Internet - 1.4%
NHN Corp.	47,188	$18,869,347
Yahoo Japan Corp.	57,311	28,256,605

		$47,125,952
Machinery & Tools - 2.5%
KONE Oyj “B”	216,104	$17,679,497
Schindler Holding AG	194,362	26,800,628
Weir Group PLC	1,165,680	39,290,392

		$83,770,517
Major Banks - 2.3%
HSBC Holdings PLC	3,180,256	$33,316,282
Standard Chartered PLC	1,873,003	41,826,373

		$75,142,655
Medical & Health Technology & Services - 0.8%
Fresenius Medical Care AG & Co. KGaA	411,018	$26,718,370

Medical Equipment - 2.4%
Essilor International S.A.	275,797	$29,776,584
Sonova Holding AG	449,535	49,763,131

		$79,539,715
Metals & Mining - 1.1%
Rio Tinto Ltd.	712,706	$36,698,021

Network & Telecom - 1.0%
Ericsson, Inc., “B”	2,902,716	$34,119,456

Oil Services - 1.4%
Saipem S.p.A.	1,294,832	$28,818,539
Technip	150,430	17,495,791

		$46,314,330
Other Banks & Diversified Financials - 6.0%
Banco Santander Chile, ADR	689,697	$15,352,655
Credicorp Ltd.	304,739	36,946,556
HDFC Bank Ltd.	3,052,439	27,442,845
Itau Unibanco Holding S.A., ADR	2,968,043	36,121,083
Julius Baer Group Ltd.	738,982	32,563,020
Sberbank of Russia	7,063,350	18,929,778
UBS AG	1,503,649	29,121,130

		$196,477,067
Pharmaceuticals - 4.6%
Bayer AG	392,971	$43,647,863
Novo Nordisk A/S, “B”	203,068	33,927,116
Roche Holding AG	235,912	58,848,058
Santen Pharmaceutical Co. Ltd.	359,700	16,705,525

		$153,128,562
Railroad & Shipping - 2.7%
Canadian National Railway Co.	590,890	$55,384,120
Kuehne & Nagel, Inc. AG	259,110	32,275,618

		$87,659,738

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Restaurants - 0.7%
Whitbread PLC	491,189	$23,444,831

Specialty Chemicals - 5.5%
Akzo Nobel N.V.	355,998	$20,935,108
Croda International PLC	627,134	25,258,897
L’Air Liquide S.A.	271,884	35,757,473
Linde AG	331,295	63,708,051
Symrise AG	847,734	37,063,083

		$182,722,612
Specialty Stores - 1.1%
Industria de Diseno Textil S.A.	284,892	$37,709,229

Telecommunications - Wireless - 0.4%
MTN Group Ltd.	712,581	$13,019,340

Telephone Services - 1.2%
China Unicom (Hong Kong) Ltd.	26,312,000	$39,749,160

Tobacco - 2.2%
Japan Tobacco, Inc.	2,158,900	$72,769,429
Total Common Stocks		$3,241,183,569

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	36,533,801	$36,533,801

Collateral for Securities Loaned - 1.2%
Navigator Securities Lending Prime Portfolio, 0.16%, at Net Asset Value (j)	38,997,877	$38,997,877
Total Investments		$3,316,715,247

Other Assets, Less Liabilities - (0.6)%		(21,302,699)
Net Assets - 100.0%		$3,295,412,548

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

8/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$597,733,726	$—	$—	$597,733,726
France	477,695,208	—	—	477,695,208
Japan	42,798,329	330,000,971	—	372,799,300
Switzerland	344,161,020	—	—	344,161,020
Germany	267,361,052	—	—	267,361,052
Hong Kong	58,779,752	71,458,795	—	130,238,547
Brazil	114,987,501	—	—	114,987,501
Canada	106,841,249	—	—	106,841,249
United States	103,906,774	—	—	103,906,774
Other Countries	572,828,842	152,630,350	—	725,459,192
Mutual Funds	75,531,678	—	—	75,531,678
Total Investments	$2,762,625,131	$554,090,116	$—	$3,316,715,247

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $44,110,586 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $2,069,982,619 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,892,913,078
Gross unrealized appreciation	520,080,929
Gross unrealized depreciation	(96,278,760)
Net unrealized appreciation (depreciation)	$423,802,169

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	34,422,630	268,420,291	(266,309,120)	36,533,801

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,126	$36,533,801

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2013, are as follows:

United Kingdom	18.2%
France	14.5%
Japan	11.3%
Switzerland	10.5%
Germany	8.1%
United States	4.7%
Hong Kong	4.0%
Brazil	3.5%
Canada	3.2%
Other Countries	22.0%

6

QUARTERLY REPORT

August 31, 2013

MFS® INTERNATIONAL

VALUE FUND

PORTFOLIO OF INVESTMENTS

8/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 94.0%
Aerospace - 1.1%
Cobham PLC	31,006,763	$136,801,749

Alcoholic Beverages - 2.1%
Heineken N.V. (l)	3,785,701	$259,925,151

Automotive - 0.7%
USS Co. Ltd.	708,230	$88,358,192

Broadcasting - 1.6%
Fuji Television Network, Inc.	55,831	$102,508,470
Nippon Television Holdings, Inc.	5,661,100	99,161,632

		$201,670,102
Brokerage & Asset Managers - 1.4%
Computershare Ltd.	6,571,643	$56,123,034
Daiwa Securities Group, Inc.	10,213,000	81,843,936
IG Group Holdings PLC	3,781,142	33,282,741

		$171,249,711
Business Services - 7.2%
Amadeus IT Holding S.A.	6,388,355	$206,351,052
Brenntag AG	545,789	82,954,330
Bunzl PLC	8,385,486	176,861,833
Compass Group PLC	19,110,026	253,502,823
Nomura Research, Inc.	5,349,900	166,288,130

		$885,958,168
Chemicals - 1.3%
Givaudan S.A.	115,289	$155,255,110

Computer Software - 0.8%
OBIC Co. Ltd.	347,510	$101,674,003

Computer Software - Systems - 1.8%
Canon, Inc.	4,250,300	$127,356,382
Nintendo Co. Ltd.	496,100	55,824,315
Venture Corp. Ltd.	5,891,500	35,056,162

		$218,236,859
Construction - 0.7%
Geberit AG	347,041	$84,443,100

Consumer Products - 7.0%
Henkel KGaA, IPS	2,740,071	$265,449,697
Kao Corp.	10,484,900	305,000,772
KOSE Corp.	1,767,400	49,303,984
Reckitt Benckiser Group PLC	3,730,145	253,479,633

		$873,234,086
Containers - 0.3%
Brambles Ltd.	5,498,194	$42,820,805

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 1.7%
Legrand S.A.	2,672,762	$135,557,990
Spectris PLC	2,116,913	72,861,704

		$208,419,694
Electronics - 2.9%
ASM International N.V.	976,086	$30,522,441
Halma PLC	10,519,245	89,088,674
Hirose Electric Co. Ltd.	695,920	91,157,399
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,989,282	148,862,510

		$359,631,024
Energy - Independent - 0.5%
Cairn Energy PLC (a)	15,342,718	$64,791,281

Energy - Integrated - 3.7%
BP PLC	26,681,081	$184,493,362
Royal Dutch Shell PLC, “A”	8,588,963	277,852,925

		$462,346,287
Food & Beverages - 6.2%
Groupe Danone	5,852,689	$435,801,512
ITO EN Ltd.	1,320,300	29,644,794
Nestle S.A.	4,579,506	300,477,018

		$765,923,324
Food & Drug Stores - 1.2%
Lawson, Inc.	1,979,100	$148,584,309

Insurance - 6.9%
Admiral Group PLC	1,822,662	$35,617,955
Amlin PLC	5,658,698	34,393,143
Catlin Group Ltd.	5,769,974	41,802,594
Delta Lloyd N.V.	3,533,790	67,487,762
Euler Hermes	402,362	45,467,337
Hiscox Ltd.	9,031,048	90,270,453
ING Groep N.V. (a)	10,786,317	117,110,866
Jardine Lloyd Thompson Group PLC	3,781,650	52,948,937
Sony Financial Holdings, Inc.	5,820,300	94,364,914
Swiss Re Ltd.	1,759,195	134,995,457
Zurich Insurance Group AG	551,854	137,362,982

		$851,822,400
Leisure & Toys - 0.4%
Sankyo Co. Ltd.	714,800	$33,168,559
Yamaha Corp.	1,506,500	18,902,173

		$52,070,732
Machinery & Tools - 1.6%
Glory Ltd.	1,870,300	$39,015,575
Neopost S.A. (l)	1,609,042	112,709,285
Schindler Holding AG	353,207	48,703,808

		$200,428,668
Major Banks - 3.3%
Bank of Ireland (a)	106,368,080	$31,068,482
HSBC Holdings PLC	23,258,993	243,660,629

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
Sumitomo Mitsui Financial Group, Inc.	3,013,400	$133,506,035

		$408,235,146
Medical & Health Technology & Services - 0.7%
Kobayashi Pharmaceutical Co. Ltd.	1,553,000	$85,721,383

Medical Equipment - 0.4%
Nihon Kohden Corp.	1,459,300	$53,685,024

Network & Telecom - 3.1%
Ericsson, Inc., “B”	23,725,807	$278,880,754
Nokia Oyj (a)(l)	28,395,038	109,807,807

		$388,688,561
Other Banks & Diversified Financials - 4.4%
Chiba Bank Ltd.	6,369,000	$43,385,973
DnB NOR A.S.A.	9,268,849	143,882,719
Hachijuni Bank Ltd.	6,249,000	35,038,342
Joyo Bank Ltd.	8,991,000	46,235,759
Julius Baer Group Ltd.	1,510,355	66,553,340
Jyske Bank A.S. (a)	624,380	28,817,113
North Pacific Bank Ltd.	9,365,400	36,379,962
Sydbank A.S. (a)	1,017,464	24,552,172
UniCredit S.p.A.	17,753,207	100,376,960
Unione di Banche Italiane S.c.p.A.	3,341,100	16,117,541

		$541,339,881
Pharmaceuticals - 10.7%
Bayer AG	2,284,320	$253,722,761
GlaxoSmithKline PLC	15,167,446	386,774,739
Novartis AG	3,548,260	258,745,167
Roche Holding AG	1,355,872	338,221,174
Santen Pharmaceutical Co. Ltd.	1,984,600	92,170,657

		$1,329,634,498
Printing & Publishing - 1.3%
Pearson PLC	6,646,270	$130,909,537
United Business Media Ltd.	3,246,851	34,768,677

		$165,678,214
Real Estate - 2.6%
Deutsche Annington Immobilien SE (a)	2,350,444	$58,246,204
Deutsche Wohnen AG	6,464,324	113,373,220
GSW Immobilien AG	1,994,038	86,876,628
TAG Immobilien AG	5,863,470	68,551,677

		$327,047,729
Specialty Chemicals - 0.8%
Symrise AG	2,235,926	$97,755,088

Specialty Stores - 0.5%
Esprit Holdings Ltd.	39,712,221	$67,641,638

Telecommunications - Wireless - 6.8%
KDDI Corp.	9,501,394	$451,861,433
NTT DoCoMo, Inc.	85,427	136,511,780

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Common Stocks - continued
Telecommunications - Wireless - continued
Vodafone Group PLC		77,613,600	$248,073,025

			$836,446,238
Telephone Services - 2.3%
China Unicom (Hong Kong) Ltd.		19,960,000	$30,153,285
Deutsche Telekom AG		4,962,780	63,570,389
Royal KPN N.V. (a)		3,903,644	11,401,944
TDC A.S.		13,317,559	108,748,956
Telecom Italia S.p.A. - Savings Shares		117,206,270	65,122,340

			$278,996,914
Tobacco - 4.1%
British American Tobacco PLC		4,584,820	$231,270,926
Japan Tobacco, Inc.		8,262,300	278,495,000

			$509,765,926
Trucking - 1.9%
Yamato Holdings Co. Ltd.		10,889,300	$233,164,722
Total Common Stocks			$11,657,445,717
Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Put Options Purchased - 0.2%
JPY Currency - December 2013 @ $0.01	JPY	10,021,986,224	$5,832,796
JPY Currency - January 2014 @ $0.01		9,107,954,777	2,705,063
JPY Currency - April 2014 @ $0.01		59,056,133,104	11,515,946
JPY Currency - June 2014 @ EUR 0.01		13,552,479,260	1,761,822
Total Put Options Purchased			$21,815,627

Call Options Purchased - 0.0%
EUR Currency - December 2013 @ JPY 125	EUR	80,393,923	$5,817,385
Issuer	Shares/Par
Money Market Funds - 4.9%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)		606,600,057	$606,600,057

Collateral for Securities Loaned - 0.7%
Navigator Securities Lending Prime Portfolio, 0.16%, at Net Asset Value (j)		83,714,542	$83,714,542
Total Investments			$12,375,393,328

Other Assets, Less Liabilities - 0.2%			22,312,964
Net Assets - 100.0%			$12,397,706,292

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company

4

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

8/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

6

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of August 31, 2013, in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$225,676,692	$3,032,636,918	$—	$3,258,313,610
United Kingdom	3,073,507,340	—	—	3,073,507,340
Switzerland	1,524,757,156	—	—	1,524,757,156
Germany	1,090,499,994	—	—	1,090,499,994
France	729,536,123	—	—	729,536,123
Netherlands	486,448,164	—	—	486,448,164
Sweden	278,880,754	—	—	278,880,754
Spain	206,351,052	—	—	206,351,052
Italy	181,616,841	—	—	181,616,841
Other Countries	595,739,759	231,794,924	—	827,534,683
Purchased Currency Options	—	27,633,012	—	27,633,012
Mutual Funds	690,314,599	—	—	690,314,599
Total Investments	$9,083,328,474	$3,292,064,854	$—	$12,375,393,328

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $35,056,162 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $7,963,943,580 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$10,702,066,915
Gross unrealized appreciation	1,819,695,848
Gross unrealized depreciation	(146,369,435)
Net unrealized appreciation (depreciation)	$1,673,326,413

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	521,655,427	996,678,109	(911,733,479)	606,600,057

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$152,407	$606,600,057

7

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2013, are as follows:

Japan	26.3%
United Kingdom	24.9%
Switzerland	12.3%
Germany	8.8%
France	5.9%
United States	5.7%
Netherlands	3.9%
Sweden	2.3%
Spain	1.7%
Other Countries	8.2%

8

QUARTERLY REPORT

August 31, 2013

MFS® MODERATE

ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

8/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class R5	5,163,916	$49,831,786
MFS Commodity Strategy Fund - Class R5 (v)	17,546,203	153,704,739
MFS Emerging Markets Debt Fund - Class R5	10,301,498	147,929,509
MFS Global Bond Fund - Class R5	26,535,012	246,510,263
MFS Global Real Estate Fund - Class R5 (v)	6,875,295	97,697,938
MFS Government Securities Fund - Class R5	50,049,859	498,997,094
MFS Growth Fund - Class R5 (a)	6,674,931	394,822,199
MFS High Income Fund - Class R5	70,920,793	249,641,193
MFS Inflation-Adjusted Bond Fund - Class R5	23,917,482	249,220,159
MFS International Growth Fund - Class R5	5,652,054	145,992,558
MFS International New Discovery Fund - Class R5	1,846,638	48,751,239
MFS International Value Fund - Class R5	4,701,010	145,496,261
MFS Mid Cap Growth Fund - Class R5 (a)	28,217,787	346,232,253
MFS Mid Cap Value Fund - Class R5	18,662,524	343,017,191
MFS New Discovery Fund - Class R5 (a)	2,734,579	75,583,758
MFS New Discovery Value Fund - Class R5	5,934,255	74,118,842
MFS Research Bond Fund - Class R5	56,334,356	598,834,200
MFS Research Fund - Class R5	11,796,145	392,457,755
MFS Research International Fund - Class R5	17,991,981	291,650,009
MFS Value Fund - Class R5	13,143,626	391,942,924
Total Underlying Affiliated Funds		$4,942,431,870

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	63	$63
Total Investments		$4,942,431,933

Other Assets, Less Liabilities - 0.1%		2,532,323
Net Assets - 100.0%		$4,944,964,256

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,942,431,933	$—	$—	$4,942,431,933

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,085,162,302
Gross unrealized appreciation	901,436,455
Gross unrealized depreciation	(44,166,824)
Net unrealized appreciation (depreciation)	$857,269,631

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	4,845,854	325,984	7,922	5,163,916
MFS Commodity Strategy Fund	15,824,936	1,767,498	46,231	17,546,203
MFS Emerging Markets Debt Fund	8,924,268	1,377,230	—	10,301,498
MFS Global Bond Fund	23,469,681	3,065,331	—	26,535,012
MFS Global Real Estate Fund	5,944,369	932,642	1,716	6,875,295
MFS Government Securities Fund	46,093,230	3,993,302	36,673	50,049,859
MFS Growth Fund	6,616,297	74,123	15,489	6,674,931
MFS High Income Fund	65,027,071	5,904,560	10,838	70,920,793
MFS Inflation-Adjusted Bond Fund	21,319,715	2,601,247	3,480	23,917,482
MFS Institutional Money Market Portfolio	23	39,903,862	39,903,822	63
MFS International Growth Fund	5,293,918	359,748	1,612	5,652,054
MFS International New Discovery Fund	1,752,713	94,213	288	1,846,638
MFS International Value Fund	4,573,539	127,730	259	4,701,010
MFS Mid Cap Growth Fund	28,304,859	45,793	132,865	28,217,787
MFS Mid Cap Value Fund	18,669,120	107,349	113,945	18,662,524
MFS New Discovery Fund	2,779,197	—	44,618	2,734,579
MFS New Discovery Value Fund	6,011,313	1,082	78,140	5,934,255
MFS Research Bond Fund	51,598,869	4,751,028	15,541	56,334,356
MFS Research Fund	11,602,303	230,527	36,685	11,796,145
MFS Research International Fund	17,197,448	817,824	23,291	17,991,981
MFS Value Fund	12,757,612	421,157	35,143	13,143,626

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(3,474)	$—	$143,395	$49,831,786
MFS Commodity Strategy Fund	(149,708)	—	—	153,704,739
MFS Emerging Markets Debt Fund	—	—	1,815,254	147,929,509
MFS Global Bond Fund	—	—	2,299,838	246,510,263
MFS Global Real Estate Fund	(2,379)	—	—	97,697,938

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Fund - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Government Securities Fund	$(18,588)	$—	$2,896,516	$498,997,094
MFS Growth Fund	42,529	—	—	394,822,199
MFS High Income Fund	(3,056)	—	3,699,867	249,641,193
MFS Inflation-Adjusted Bond Fund	(3,613)	—	773,474	249,220,159
MFS Institutional Money Market Portfolio	—	—	228	63
MFS International Growth Fund	(1,160)	—	—	145,992,558
MFS International New Discovery Fund	(114)	—	—	48,751,239
MFS International Value Fund	(212)	—	—	145,496,261
MFS Mid Cap Growth Fund	101,404	—	—	346,232,253
MFS Mid Cap Value Fund	157,866	—	—	343,017,191
MFS New Discovery Fund	96,530	—	—	75,583,758
MFS New Discovery Value Fund	42,477	—	—	74,118,842
MFS Research Bond Fund	(5,706)	—	4,521,025	598,834,200
MFS Research Fund	67,208	—	—	392,457,755
MFS Research International Fund	(79)	—	—	291,650,009
MFS Value Fund	41,131	—	2,008,171	391,942,924

	$361,057	$—	$18,157,768	$4,942,431,933

4

QUARTERLY REPORT

August 31, 2013

MFS® GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS

8/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 93.1%
Asset-Backed & Securitized - 0.5%
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049		$870,221	$888,789
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		870,221	954,943
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.003%, 2049		1,111,221	1,160,909

			$3,004,641
Automotive - 0.0%
Automotores Gildemeister S.A., 8.25%, 2021		$306,000	$238,680

Broadcasting - 0.1%
Grupo Televisa S.A.B., 7.25%, 2043	MXN	11,230,000	$691,812

Building - 0.3%
CEMEX Espana S.A., 9.25%, 2020		$796,000	$831,820
CEMEX S.A.B. de C.V., 6.5%, 2019 (z)		489,000	474,330
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2020 (n)		661,000	667,610

			$1,973,760
Business Services - 0.1%
Rolta LLC, 10.75%, 2018 (n)		$912,000	$859,560

Conglomerates - 0.2%
Metalloinvest Finance Ltd., 5.625%, 2020 (n)		$945,000	$883,575

Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.375%, 2017		$526,000	$504,960
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2021		261,000	241,425

			$746,385
Consumer Products - 0.2%
Falabella S.A., 6.5%, 2023 (n)	CLP	717,500,000	$1,343,838

Emerging Market Quasi-Sovereign - 2.5%
Banco de Reservas de La Republica Dominicana, 7%, 2023 (n)		$968,000	$948,640
Banco do Brasil S.A., FRN, 6.201%, 2049 (n)		680,000	530,400
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)		957,000	942,645
Empresa de Telecomunicaciones de Bogota S.A., 7%, 2023 (n)	COP	1,164,000,000	520,901
Gazprombank OJSC, 8.617%, 2015	RUB	81,500,000	2,460,458
Magyar Export-Import Bank, 5.5%, 2018 (n)		$460,000	457,620
Novatek Finance Ltd., 7.75%, 2017 (n)	RUB	65,200,000	1,928,207
Petroleos Mexicanos, 7.65%, 2021	MXN	13,761,000	1,076,800
RZD Capital PLC, 8.3%, 2019	RUB	79,800,000	2,400,090
Transnet Ltd., 9.25%, 2017	ZAR	8,000,000	804,317
Transnet Ltd., 10.5%, 2020	ZAR	25,000,000	2,625,098

			$14,695,176
Emerging Market Sovereign - 36.4%
Brazil Notas do Tesouro Nacional, 6%, 2016	BRL	5,890,223	$2,520,753
Brazil Notas do Tesouro Nacional, 10%, 2017	BRL	46,118,000	18,435,299
Brazil Notas do Tesouro Nacional, 10%, 2021	BRL	13,820,000	5,190,439
Dominican Republic, 5.875%, 2024 (n)		$450,000	418,500
Federative Republic of Brazil, 10%, 2018	BRL	3,000,000	1,178,380
Federative Republic of Brazil, Capital Appreciation, 0%, 2014	BRL	3,447,000	1,401,076

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Government of Malaysia, 3.172%, 2016	MYR	5,673,000	$1,713,566
Government of Malaysia, 4.012%, 2017	MYR	2,896,000	892,779
Government of Malaysia, 3.26%, 2018	MYR	5,000,000	1,494,226
Government of Malaysia, 4.378%, 2019	MYR	4,738,000	1,481,800
Government of Malaysia, 4.16%, 2021	MYR	10,202,000	3,128,184
Government of Malaysia, 4.392%, 2026	MYR	3,568,000	1,106,454
Government of Poland, 3.75%, 2018	PLN	6,895,000	2,128,414
Government of Poland, 5.5%, 2019	PLN	7,655,000	2,555,361
Government of Poland, 5.75%, 2021	PLN	3,229,000	1,094,466
Government of Poland, Capital Appreciation, 0%, 2014	PLN	6,978,000	2,137,411
Government of Romania, 5.8%, 2015	RON	660,000	201,930
Government of Thailand, 3.625%, 2015	THB	63,462,000	1,995,589
Islamic Republic of Pakistan, 6.875%, 2017		$318,000	297,330
Islamic Republic of Pakistan, 7.875%, 2036		453,000	353,340
Kingdom of Thailand, 3.875%, 2019	THB	448,815,000	13,998,817
Kingdom of Thailand, 3.65%, 2021	THB	118,166,000	3,548,185
Oriental Republic of Uruguay, 5%, 2018	UYU	12,579,695	590,916
Republic of Colombia, 7.5%, 2026	COP	4,656,200,000	2,308,443
Republic of Columbia, 11%, 2020	COP	7,470,000,000	4,593,487
Republic of Cote d’Ivoire, 5.75%, 2032		$643,000	544,943
Republic of Croatia, 5.5%, 2023 (n)		828,000	790,740
Republic of Hungary, 6.75%, 2017	HUF	1,273,870,000	5,822,484
Republic of Hungary, 6.75%, 2017	HUF	1,158,770,000	5,299,701
Republic of Hungary, 5.375%, 2023		$890,000	834,375
Republic of Hungary, 6%, 2023	HUF	93,140,000	391,013
Republic of Indonesia, 5.25%, 2018	IDR	32,246,000,000	2,651,971
Republic of Indonesia, 7%, 2022	IDR	44,574,000,000	3,725,888
Republic of Indonesia, 5.625%, 2023	IDR	14,519,000,000	1,088,723
Republic of Indonesia, 11%, 2025	IDR	15,000,000,000	1,603,713
Republic of Indonesia, 8.375%, 2026	IDR	32,665,000,000	2,895,468
Republic of Indonesia, 7%, 2027	IDR	21,626,000,000	1,693,157
Republic of Indonesia, 8.25%, 2032	IDR	26,890,000,000	2,316,320
Republic of Nigeria, Capital Appreciation, 0%, 2013	NGN	145,423,000	863,075
Republic of Nigeria, Capital Appreciation, 0%, 2013	NGN	185,788,000	1,089,261
Republic of Peru, 7.84%, 2020	PEN	4,422,000	1,766,218
Republic of Peru, GDN, 6.95%, 2031	PEN	2,160,000	767,350
Republic of Poland, 5.25%, 2017	PLN	12,236,000	4,006,395
Republic of Poland, 5.25%, 2020	PLN	8,749,000	2,879,519
Republic of South Africa, 13.5%, 2015	ZAR	43,216,000	4,752,898
Republic of South Africa, 8%, 2018	ZAR	54,277,000	5,377,760
Republic of South Africa, 7.25%, 2020	ZAR	16,745,000	1,580,087
Republic of South Africa, 6.75%, 2021	ZAR	22,433,000	2,034,712
Republic of South Africa, 5.5%, 2023	ZAR	4,119,826	537,665
Republic of South Africa, 10.5%, 2026	ZAR	23,289,000	2,630,095
Republic of South Africa, 7%, 2031	ZAR	33,613,000	2,702,281
Republic of South Africa, 6.5%, 2041	ZAR	8,674,000	610,837
Republic of Turkey, 7%, 2014	TRY	2,768,010	1,403,862
Republic of Turkey, 9%, 2017	TRY	11,468,000	5,484,390
Republic of Turkey, 6.3%, 2018	TRY	10,203,408	4,384,150
Republic of Turkey, 4.5%, 2015	TRY	5,204,746	2,601,416
Republic of Turkey, 9%, 2016	TRY	5,483,000	2,645,018
Republic of Turkey, 10.5%, 2020	TRY	4,224,000	2,138,157
Republic of Turkey, 8.5%, 2022	TRY	1,583,035	706,591
Republic of Turkey, Capital Appreciation, 0%, 2013	TRY	9,979,000	4,883,215

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Venezuela, 12.75%, 2022		$694,000	$687,060
Russian Federation, 7.4%, 2017	RUB	30,000,000	919,859
Russian Federation, 7.4%, 2017	RUB	237,105,000	7,302,102
Russian Federation, 6.8%, 2019	RUB	46,363,000	1,370,140
Russian Federation, 7.35%, 2016	RUB	88,091,000	2,701,043
Russian Federation, 6.9%, 2016	RUB	55,955,000	1,700,589
Russian Federation, 7.5%, 2018	RUB	415,840,000	12,812,823
Russian Federation, 7.5%, 2019	RUB	92,262,000	2,830,318
Russian Federation, 8.15%, 2027	RUB	86,916,000	2,665,016
Russian Federation, 7.05%, 2028	RUB	28,853,000	797,302
Titulos de Tesoreria, 5%, 2018	COP	5,120,000,000	2,458,655
United Mexican States, 8%, 2015	MXN	19,130,000	1,544,839
United Mexican States, 7.75%, 2017	MXN	38,860,000	3,176,509
United Mexican States, 8%, 2020	MXN	40,780,000	3,398,023
United Mexican States, 8%, 2023	MXN	35,000,000	2,937,168
United Mexican States, 8.5%, 2029	MXN	57,560,000	4,931,265
United Mexican States, 7.75%, 2031	MXN	15,700,000	1,243,879
United Mexican States, 10%, 2036	MXN	32,400,000	3,115,415
United Mexican States, 8.5%, 2038	MXN	9,590,000	802,777

			$217,663,375
Energy - Integrated - 0.3%
Pacific Rubiales Energy Corp., 7.25%, 2021		$967,000	$1,000,845
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)		597,000	528,345

			$1,529,190
Financial Institutions - 0.1%
TMK Capital S.A., 6.75%, 2020 (n)		$722,000	$693,120

Food & Beverages - 1.0%
Ajecorp B.V., 6.5%, 2022 (n)		$747,000	$726,458
BRF, S.A., 7.75%, 2018 (n)	BRL	5,198,000	1,775,549
Central American Bottling Corp., 6.75%, 2022 (n)		$344,000	354,320
Central American Bottling Corp., 6.75%, 2022		311,000	320,330
Corporacion Lindley S.A., 4.625%, 2023 (n)		158,000	144,570
Cosan Luxembourg S.A., 9.5%, 2018 (n)	BRL	4,208,000	1,550,943
Marfrig Holding Europe B.V., 9.875%, 2017 (n)		$577,000	574,115
Marfrig Overseas Ltd., 9.5%, 2020		120,000	113,700
Minerva Luxembourg S.A., 7.75%, 2023		601,000	582,970

			$6,142,955
Forest & Paper Products - 0.1%
Fibria Overseas Finance Ltd., 7.5%, 2020		$101,000	$107,313
Fibria Overseas Finance Ltd., 6.75%, 2021		422,000	442,045

			$549,358
Industrial - 0.1%
Hyva Global B.V., 8.625%, 2016		$829,000	$729,520

International Market Quasi-Sovereign - 0.2%
Israel Electric Corp. Ltd., 5.625%, 2018 (n)		$516,000	$525,804
Israel Electric Corp. Ltd., 6.875%, 2023 (n)		514,000	523,638

			$1,049,442

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - 34.9%
Federal Republic of Germany, 4.25%, 2018	EUR	1,900,000	$2,918,441
Federal Republic of Germany, 3.25%, 2021	EUR	6,481,000	9,712,549
Federal Republic of Germany, 6.25%, 2030	EUR	1,719,000	3,429,230
Government of Australia, 5.75%, 2021	AUD	5,445,000	5,512,691
Government of Canada, 4.5%, 2015	CAD	3,424,000	3,436,515
Government of Canada, 3.25%, 2021	CAD	4,270,000	4,302,107
Government of Canada, 5.75%, 2033	CAD	1,108,000	1,476,744
Government of Japan, 1.1%, 2020	JPY	2,770,800,000	29,445,320
Government of Japan, 2.1%, 2024	JPY	1,715,950,000	19,821,744
Government of Japan, 2.2%, 2027	JPY	1,200,900,000	13,935,540
Government of Japan, 2.4%, 2037	JPY	434,950,000	5,029,295
Government of Japan, 2%, 2052	JPY	111,700,000	1,183,745
Kingdom of Belgium, 4.25%, 2021	EUR	4,046,000	6,103,678
Kingdom of Spain, 4%, 2015	EUR	4,651,000	6,358,758
Kingdom of Spain, 5.5%, 2017	EUR	4,388,000	6,327,725
Kingdom of Spain, 4.6%, 2019	EUR	3,524,000	4,887,146
Kingdom of the Netherlands, 3.5%, 2020	EUR	1,340,000	1,982,859
Kingdom of the Netherlands, 5.5%, 2028	EUR	856,000	1,514,515
Republic of Austria, 1.75%, 2023	EUR	791,000	993,539
Republic of Finland, 3.875%, 2017	EUR	1,082,000	1,598,339
Republic of France, 2.5%, 2020	EUR	7,213,000	9,967,006
Republic of France, 6%, 2025	EUR	1,893,000	3,335,811
Republic of France, 4.75%, 2035	EUR	2,323,000	3,735,811
Republic of Ireland, 5.5%, 2017	EUR	4,475,000	6,527,114
Republic of Ireland, 4.5%, 2020	EUR	1,809,000	2,480,283
Republic of Italy, 4.25%, 2015	EUR	2,189,000	3,004,181
Republic of Italy, 5.25%, 2017	EUR	12,491,000	17,885,558
Republic of Italy, 3.75%, 2021	EUR	6,697,000	8,867,907
United Kingdom Treasury, 5%, 2018	GBP	735,000	1,320,568
United Kingdom Treasury, 8%, 2021	GBP	6,242,000	13,642,636
United Kingdom Treasury, 4.25%, 2027	GBP	1,648,000	2,880,218
United Kingdom Treasury, 4.25%, 2036	GBP	2,936,000	5,117,822

			$208,735,395
Machinery & Tools - 0.1%
Ferreycorp S.A.A., 4.875%, 2020 (n)		$921,000	$842,715

Metals & Mining - 0.1%
First Quantum Minerals Ltd., 7.25%, 2019 (n)		$778,000	$739,100

Mortgage-Backed - 0.1%
Freddie Mac, 1.426%, 2017		$613,000	$607,089
Freddie Mac, FRN, 3.32%, 2023		12,000	11,806

			$618,895
Network & Telecom - 0.1%
Telefonica Celular del Paraguay S.A., 6.75%, 2022 (n)		$810,000	$805,950

Oil Services - 0.3%
Afren PLC, 10.25%, 2019		$711,000	$806,985
Qgog Constellation S.A., 6.25%, 2019 (n)		725,000	659,750

			$1,466,735
Other Banks & Diversified Financials - 1.1%
Akbank T.A.S., 7.5%, 2018 (n)	TRY	3,795,000	$1,627,080
Banco Santander Brasil S.A., 8%, 2016 (n)	BRL	3,841,000	1,448,857

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
BBVA Banco Continental S.A., 5%, 2022 (n)		$216,000	$203,040
Citigroup, Inc., 6.125%, 2018		232,000	266,169
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 2017		351,000	368,989
Industrial Senior Trust Co., 5.5%, 2022		791,000	711,900
Turkiye Garanti Bankasi, 7.375%, 2018 (n)	TRY	3,857,000	1,640,771

			$6,266,806
Specialty Chemicals - 0.1%
Yingde Gases Group Co. Ltd., 8.125%, 2018 (n)		$561,000	$565,208

Telecommunications - Wireless - 0.4%
America Movil S.A.B de C.V., 6.45%, 2022	MXN	18,750,000	$1,309,573
Digicel Group Ltd., 8.25%, 2017		$541,000	562,640
Digicel Group Ltd., 8.25%, 2020 (n)		200,000	212,000

			$2,084,213
Telephone Services - 0.2%
Brasil Telecom S.A., 9.75%, 2016	BRL	3,819,000	$1,392,540

Transportation - 0.4%
Far Eastern Shipping Co., 8%, 2018 (n)		$902,000	$805,035
Red de Carreteras de Occidente S.A.B. de C.V., 9%, 2028 (n)	MXN	20,160,000	1,320,437

			$2,125,472
Transportation - Services - 0.1%
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (n)		$381,000	$406,718

U.S. Government Agencies and Equivalents - 0.2%
Small Business Administration, 2.22%, 2033		$1,173,000	$1,103,753

U.S. Treasury Obligations - 12.8%
U.S. Treasury Bonds, 6.875%, 2025		$6,524,000	$9,113,213
U.S. Treasury Bonds, 5.25%, 2029		5,220,000	6,471,986
U.S. Treasury Bonds, 4.5%, 2039		8,597,000	9,937,599
U.S. Treasury Notes, 4.125%, 2015 (f)		17,055,000	18,148,260
U.S. Treasury Notes, 4.75%, 2017		6,743,000	7,668,585
U.S. Treasury Notes, 3.5%, 2020		22,991,000	25,044,027

			$76,383,670
Total Bonds			$556,331,557
Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.0%
U.S. Treasury Note 10 year Futures - September 2013 @ $124		23	$26,234
Issuer	Shares/Par
Money Market Funds - 5.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)		34,959,686	$34,959,686
Total Investments			$591,317,477

Other Assets, Less Liabilities - 1.1%			6,526,257
Net Assets - 100.0%			$597,843,734

5

Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $28,965,759, representing 4.8% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
CEMEX S.A.B. de C.V., 6.5%, 2019	8/05/13	$489,000	$474,330
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

6

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 8/31/13

Forward Foreign Currency Exchange Contracts at 8/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Barclays Bank PLC	219,000	10/18/13	$195,345	$194,348	$997
SELL	AUD	Goldman Sachs International	1,151,900	10/18/13	1,042,402	1,022,236	20,166
SELL	AUD	Westpac Banking Corp.	2,710,011	10/18/13	2,479,768	2,404,957	74,811
BUY	BRL	UBS AG	1,091,000	9/04/13	451,396	457,260	5,864
SELL	BRL	Deutsche Bank AG	971,000	9/04/13	409,273	406,966	2,307
SELL	BRL	Goldman Sachs International	3,196,000	9/03/13-10/02/13	1,347,189	1,337,249	9,940
SELL	BRL	JPMorgan Chase Bank N.A.	59,150,438	9/03/13-10/02/13	25,251,430	24,712,822	538,608
SELL	BRL	UBS AG	1,008,000	9/04/13	437,653	422,473	15,180
SELL	CAD	Citibank N.A.	147,000	10/18/13	139,792	139,409	383
SELL	CAD	Deutsche Bank AG	734,000	10/18/13	704,946	696,096	8,850
SELL	CAD	Goldman Sachs International	1,889,930	10/18/13	1,810,537	1,792,333	18,204
BUY	CLP	Barclays Bank PLC	845,066,000	9/12/13	1,642,500	1,652,991	10,491
BUY	CNY	JPMorgan Chase Bank N.A.	9,298,000	9/13/13	1,490,303	1,518,589	28,286
SELL	COP	Deutsche Bank AG	8,509,122,087	9/23/13	4,409,174	4,394,340	14,834
BUY	DKK	Goldman Sachs International	9,740,522	10/18/13	1,703,570	1,726,466	22,896
BUY	EUR	Citibank N.A.	908,000	10/18/13	1,193,268	1,200,242	6,974
BUY	EUR	Credit Suisse Group	2,263,106	10/18/13	2,914,734	2,991,491	76,757
BUY	EUR	Deutsche Bank AG	475,000	10/18/13	627,736	627,880	144
BUY	EUR	Goldman Sachs International	2,924,630	10/18/13	3,805,807	3,865,928	60,121
BUY	EUR	UBS AG	700,000	10/18/13	921,696	925,296	3,600
SELL	EUR	Barclays Bank PLC	238,495	10/18/13	318,668	315,255	3,413
SELL	EUR	Citibank N.A.	6,398,874	10/18/13	8,585,259	8,458,365	126,894
SELL	EUR	Credit Suisse Group	260,000	10/18/13	344,463	343,682	781
SELL	EUR	Goldman Sachs International	4,773,978	10/18/13	6,389,058	6,310,492	78,566
BUY	GBP	Barclays Bank PLC	246,000	10/18/13	373,478	381,096	7,618
BUY	GBP	Citibank N.A.	89,000	10/18/13	134,470	137,876	3,406
BUY	GBP	Credit Suisse Group	552,000	10/18/13	846,114	855,142	9,028
BUY	GBP	Goldman Sachs International	496,000	10/18/13	754,218	768,388	14,170
SELL	GBP	Goldman Sachs International	888,000	10/18/13	1,379,942	1,375,663	4,279
SELL	HUF	Barclays Bank PLC	4,991,513	10/21/13	22,154	21,809	345
SELL	HUF	Goldman Sachs International	53,008,000	10/21/13	234,637	231,598	3,039
SELL	INR	Deutsche Bank AG	86,233,000	10/28/13	1,344,529	1,285,725	58,804
BUY	JPY	Barclays Bank PLC	101,936,000	10/18/13	1,033,475	1,038,422	4,947
BUY	JPY	Citibank N.A.	32,133,000	10/18/13	323,319	327,339	4,020
BUY	JPY	Credit Suisse Group	59,342,000	10/18/13	590,976	604,517	13,541
BUY	JPY	Deutsche Bank AG	39,081,000	10/18/13	391,662	398,118	6,456
BUY	JPY	Goldman Sachs International	54,416,000	10/18/13	547,743	554,336	6,593
BUY	JPY	Merrill Lynch International Bank	1,163,858,354	10/18/13	11,738,123	11,856,226	118,103
BUY	JPY	UBS AG	148,737,000	10/18/13	1,490,425	1,515,184	24,759
SELL	JPY	Goldman Sachs International	813,011,184	10/18/13	8,382,551	8,282,146	100,405
BUY	KRW	Barclays Bank PLC	990,854,000	10/28/13	888,021	889,544	1,523
BUY	KRW	Deutsche Bank AG	638,855,000	10/28/13	571,887	573,535	1,648
BUY	KRW	JPMorgan Chase Bank N.A.	782,478,000	9/12/13	698,516	704,515	5,999
BUY	KRW	Merrill Lynch International Bank	1,645,523,000	9/12/13	1,478,014	1,481,570	3,556
BUY	KRW	Merrill Lynch International Bank	638,469,000	9/12/13	571,184	574,855	3,671
BUY	KRW	UBS AG	779,297,000	10/28/13	698,608	699,618	1,010
BUY	MXN	Merrill Lynch International Bank	7,477,000	10/18/13	556,984	557,384	400
SELL	MXN	Barclays Bank PLC	3,643,000	10/18/13	279,004	271,573	7,431
SELL	MXN	Citibank N.A.	11,448,496	10/18/13	854,090	853,444	646
SELL	MXN	Barclays Bank PLC	9,078,175	10/18/13	716,866	676,746	40,120

7

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 8/31/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	MXN	JPMorgan Chase Bank N.A.	28,098,000	9/03/13	$2,138,208	$2,102,986	$35,222
SELL	MXN	Merrill Lynch International Bank	3,718,000	9/03/13	296,507	278,273	18,234
SELL	MXN	UBS AG	9,905,000	9/03/13	760,344	741,337	19,007
BUY	MYR	Barclays Bank PLC	50,628,010	10/21/13	15,281,160	15,366,725	85,565
SELL	NOK	Goldman Sachs International	9,602	10/18/13	1,568	1,566	2
BUY	PLN	Deutsche Bank AG	1,165,000	9/13/13	343,162	360,256	17,094
SELL	PLN	Goldman Sachs International	238,000	10/18/13	73,900	73,440	460
SELL	PLN	UBS AG	370,000	9/12/13	116,227	114,423	1,804
SELL	RUB	Credit Suisse Group	42,207,588	9/12/13	1,273,000	1,264,042	8,958
SELL	RUB	JPMorgan Chase Bank N.A.	375,591,563	9/12/13-9/18/13	11,360,063	11,247,914	112,149
BUY	SEK	Goldman Sachs International	7,379,772	10/18/13	1,097,523	1,112,406	14,883
SELL	SGD	Credit Suisse Group	2,000	10/18/13	1,586	1,568	18
SELL	THB	JPMorgan Chase Bank N.A.	338,833,801	9/17/13	10,825,804	10,517,975	307,829
SELL	TRY	Barclays Bank PLC	8,487,912	10/11/13-10/21/13	4,363,388	4,130,921	232,467
SELL	TRY	Citibank N.A.	3,415,000	10/11/13	1,720,345	1,663,114	57,231
SELL	TRY	Goldman Sachs International	6,386,978	10/11/13	3,167,425	3,110,475	56,950
SELL	TRY	JPMorgan Chase Bank N.A.	3,322,000	10/11/13	1,667,918	1,617,823	50,095
BUY	ZAR	Merrill Lynch International Bank	1,866,000	10/18/13	179,970	180,259	289
SELL	ZAR	Citibank N.A.	8,451,000	10/18/13	825,344	816,382	8,962
SELL	ZAR	Goldman Sachs International	1,864,000	10/18/13	185,514	180,066	5,448
SELL	ZAR	Merrill Lynch International Bank	29,000	10/18/13	2,829	2,801	28

							$2,607,279

Liability Derivatives
BUY	AUD	Credit Suisse Group	277,000	10/18/13	$250,696	$245,819	$(4,877)
BUY	AUD	Westpac Banking Corp.	819,000	10/18/13	754,643	726,809	(27,834)
BUY	BRL	Citibank N.A.	858,000	10/02/13	361,035	357,244	(3,791)
BUY	BRL	Deutsche Bank AG	971,000	9/04/13	419,438	406,966	(12,472)
BUY	BRL	Goldman Sachs International	2,375,000	9/03/13-9/04/13	1,049,327	995,411	(53,916)
BUY	BRL	JPMorgan Chase Bank N.A.	31,929,219	9/03/13-10/02/13	13,559,595	13,378,762	(180,833)
BUY	BRL	UBS AG	2,964,000	9/04/13	1,263,309	1,242,272	(21,037)
SELL	BRL	UBS AG	3,047,000	9/04/13	1,269,079	1,277,059	(7,980)
BUY	CAD	Citibank N.A.	53,000	10/18/13	51,107	50,263	(844)
BUY	CAD	Credit Suisse Group	823,000	10/18/13	799,184	780,500	(18,684)
SELL	CAD	Merrill Lynch International Bank	4,724,695	10/18/13	4,480,209	4,480,707	(498)
SELL	CLP	Deutsche Bank AG	614,247,453	9/16/13	1,185,172	1,200,798	(15,626)
SELL	CNY	JPMorgan Chase Bank N.A.	9,298,000	9/13/13	1,497,745	1,518,589	(20,844)
SELL	COP	Deutsche Bank AG	80,208,000	9/23/13	41,387	41,422	(35)
BUY	DKK	Citibank N.A.	696,000	10/18/13	124,410	123,363	(1,047)
BUY	EUR	Barclays Bank PLC	1,519,000	10/18/13	2,021,481	2,007,893	(13,588)
BUY	EUR	Citibank N.A.	93,000	10/18/13	124,071	122,932	(1,139)
BUY	EUR	Credit Suisse Group	2,651,000	10/18/13	3,551,375	3,504,230	(47,145)
BUY	EUR	Deutsche Bank AG	265,000	10/18/13	350,751	350,291	(460)
BUY	EUR	Goldman Sachs International	594,049	10/18/13	792,915	785,245	(7,670)
SELL	EUR	Barclays Bank PLC	13,618,032	10/18/13	17,474,010	18,001,023	(527,013)
SELL	EUR	Citibank N.A.	682,411	10/18/13	890,563	902,047	(11,484)
SELL	EUR	Goldman Sachs International	3,357,204	10/18/13	4,372,185	4,437,727	(65,542)
SELL	EUR	Merrill Lynch International Bank	689,506	10/18/13	905,754	911,425	(5,671)
BUY	GBP	Barclays Bank PLC	77,000	10/18/13	119,301	119,286	(15)
BUY	GBP	Citibank N.A.	55,000	10/18/13	85,610	85,204	(406)
BUY	GBP	Goldman Sachs International	970,000	10/18/13	1,513,146	1,502,695	(10,451)
SELL	GBP	Credit Suisse Group	407,426	10/18/13	608,328	631,172	(22,844)

8

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 8/31/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	GBP	Deutsche Bank AG	353,000	10/18/13	$534,782	$546,857	$(12,075)
SELL	GBP	Goldman Sachs International	2,007,549	10/18/13	3,050,564	3,110,035	(59,471)
SELL	GBP	Merrill Lynch International Bank	407,426	10/18/13	608,152	631,172	(23,020)
BUY	HUF	Citibank N.A.	688,783,217	10/21/13	3,038,529	3,009,374	(29,155)
BUY	HUF	Goldman Sachs International	149,717,000	10/21/13	666,327	654,131	(12,196)
BUY	INR	Deutsche Bank AG	86,321,000	10/28/13	1,427,724	1,287,038	(140,686)
BUY	JPY	Barclays Bank PLC	329,037,000	10/18/13	3,389,069	3,351,900	(37,169)
BUY	JPY	Citibank N.A.	34,345,000	10/18/13	355,745	349,873	(5,872)
BUY	JPY	Goldman Sachs International	168,687,000	10/18/13	1,736,938	1,718,415	(18,523)
SELL	JPY	Barclays Bank PLC	26,313,000	10/18/13	267,700	268,051	(351)
SELL	JPY	Deutsche Bank AG	103,596,356	10/18/13	1,026,760	1,055,336	(28,576)
SELL	JPY	Goldman Sachs International	76,736,436	10/18/13	776,888	781,714	(4,826)
BUY	MXN	Barclays Bank PLC	17,127,000	9/03/13-10/18/13	1,308,862	1,279,790	(29,072)
BUY	MXN	Citibank N.A.	45,535,000	9/03/13-10/18/13	3,560,918	3,403,675	(157,243)
BUY	MXN	Goldman Sachs International	63,216,456	9/03/13-10/18/13	4,950,395	4,713,499	(236,896)
BUY	MXN	JPMorgan Chase Bank N.A.	5,707,181	10/03/13	427,584	426,019	(1,565)
BUY	MXN	UBS AG	6,609,000	9/03/13-10/18/13	515,671	493,475	(22,196)
SELL	MYR	Barclays Bank PLC	3,810,000	10/21/13	1,145,424	1,156,420	(10,996)
SELL	MYR	JPMorgan Chase Bank N.A.	2,226,000	10/21/13	671,291	675,640	(4,349)
BUY	NGN	JPMorgan Chase Bank N.A.	352,741,400	9/27/13-10/16/13	2,166,758	2,136,352	(30,406)
BUY	PEN	Deutsche Bank AG	2,958,358	10/16/13	1,051,674	1,045,573	(6,101)
BUY	PEN	JPMorgan Chase Bank N.A.	1,411,000	10/16/13	501,511	498,690	(2,821)
BUY	PHP	Barclays Bank PLC	30,153,000	11/29/13	677,139	675,614	(1,525)
BUY	PLN	Citibank N.A.	5,175,000	9/12/13-10/18/13	1,634,923	1,598,225	(36,698)
BUY	PLN	Deutsche Bank AG	45,031,065	10/18/13	14,166,236	13,895,234	(271,002)
BUY	PLN	Goldman Sachs International	115,000	10/18/13	36,168	35,486	(682)
BUY	PLN	JPMorgan Chase Bank N.A.	4,540,000	9/12/13	1,440,881	1,403,999	(36,882)
SELL	PLN	Goldman Sachs International	1,729,097	10/18/13	522,392	533,547	(11,155)
BUY	RON	JPMorgan Chase Bank N.A.	9,396,816	10/15/13	2,816,524	2,790,080	(26,444)
BUY	RUB	JP Morgan Chase Bank N.A.	11,962,000	9/12/13	359,146	358,241	(905)
BUY	SEK	Credit Suisse Group	407,000	10/18/13	62,048	61,350	(698)
BUY	THB	JPMorgan Chase Bank N.A.	361,290,266	9/17/13	11,588,722	11,215,062	(373,660)
BUY	TRY	Deutsche Bank AG	620,000	10/11/13	319,160	301,942	(17,218)
BUY	TRY	Goldman Sachs International	3,024,000	10/11/13	1,542,429	1,472,696	(69,733)
BUY	TRY	JPMorgan Chase Bank N.A.	3,266,316	10/11/13	1,638,235	1,590,704	(47,531)
BUY	TRY	Merrill Lynch International Bank	1,395,000	10/11/13	681,458	679,369	(2,089)
BUY	ZAR	Barclays Bank PLC	25,255,383	10/18/13	2,483,390	2,439,717	(43,673)
BUY	ZAR	Deutsche Bank AG	14,834,000	10/18/13	1,441,510	1,432,992	(8,518)
BUY	ZAR	Goldman Sachs International	1,464,000	10/18/13	145,675	141,425	(4,250)
BUY	ZAR	Merrill Lynch International Bank	5,790,000	10/18/13	580,893	559,325	(21,568)
BUY	ZAR	UBS AG	15,652,000	10/18/13	1,577,606	1,512,013	(65,593)
SELL	ZAR	Barclays Bank PLC	5,153,982	10/18/13	495,078	497,884	(2,806)
SELL	ZAR	Goldman Sachs International	23,886,388	10/18/13	2,276,814	2,307,471	(30,657)

							$(3,030,598)

9

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 8/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	21	$2,609,906	December - 2013	$7,329

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	90	$11,871,563	December - 2013	$(84,168)

Swap Agreements at 8/31/13

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Interest Rate Swap Agreements
1/02/17	BRL	14,000,000	JPMorgan Chase Bank N.A.	10.38% (fixed rate)	CDI (floating rate)	$(156,892)
1/02/17	BRL	10,000,000	JPMorgan Chase Bank N.A.	11.56% (fixed rate)	CDI (floating rate)	(10,145)
1/02/17	BRL	10,000,000	JPMorgan Chase Bank N.A.	11.68% (fixed rate)	CDI (floating rate)	(368)
6/12/17	ZAR	14,103,000	JPMorgan Chase Bank N.A.	7.85% (fixed rate)	CDI (floating rate)	(7,682)
6/13/17	ZAR	14,185,000	JPMorgan Chase Bank N.A.	7.80% (fixed rate)	CDI (floating rate)	(8,909)
6/14/17	ZAR	28,451,000	JPMorgan Chase Bank N.A.	7.55% (fixed rate)	CDI (floating rate)	(29,291)
6/18/17	ZAR	14,224,000	Merrill Lynch International	7.92% (fixed rate)	CDI (floating rate)	(6,372)
6/25/18	MXN	40,000,000	Merrill Lynch International	5.76% (fixed rate)	CDI (floating rate)	(22,663)
7/19/18	THB	89,683,000	JPMorgan Chase Bank N.A.	3.32% (fixed rate)	CDI (floating rate)	(28,000)

						$(270,322)

At August 31, 2013, the fund had cash collateral of $1,020,000 and other liquid securities with an aggregate value $224,525 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

10

Supplemental Information

8/31/13 (unaudited)

(1) Investment Concentration

The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds. The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At August 31, 2013, the fund did not have more than 25% of its assets invested in any one industry.

(2) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

11

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as future contracts, forward foreign currency exchange contracts, and swap agreements The following is a summary of the levels used as of August 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$26,234	$77,487,423	$—	$77,513,657
Non-U.S. Sovereign Debt	—	442,143,388	—	442,143,388
U.S. Corporate Bonds	—	266,169	—	266,169
Residential Mortgage-Backed Securities	—	618,895	—	618,895
Commercial Mortgage-Backed Securities	—	3,004,641	—	3,004,641
Foreign Bonds	—	32,811,041	—	32,811,041
Mutual Funds	34,959,686	—	—	34,959,686
Total Investments	$34,985,920	$556,331,557	$—	$591,317,477

Other Financial Instruments
Futures Contracts	$(76,839)	$—	$—	$(76,839)
Swap Agreements	—	(270,322)	—	(270,322)
Forward Foreign Currency Exchange Contracts	—	(423,319)	—	(423,319)

For further information regarding security characteristics, see the Portfolio of Investments.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$636,874,936
Gross unrealized appreciation	2,402,285
Gross unrealized depreciation	(47,959,744)
Net unrealized appreciation (depreciation)	$(45,557,459)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	47,497,951	89,939,926	(102,478,191)	34,959,686

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,343	$34,959,686

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2013, are as follows:

United States	15.5%
Japan	11.7%
Brazil	8.3%
Russia	7.2%
Mexico	5.3%
South Africa	5.2%
Italy	5.0%
Turkey	4.7%
United Kingdom	3.9%
Other Countries	33.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

12

QUARTERLY REPORT

August 31, 2013

MFS® ABSOLUTE RETURN FUND

PORTFOLIO OF INVESTMENTS

8/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 92.1%
Asset-Backed & Securitized - 10.9%
AmeriCredit Automobile Receivables Trust, “A2”, 0.74%, 2016	$560,000	$560,132
Anthracite Ltd., “A”, CDO, FRN, 0.543%, 2019 (z)	42,463	42,205
ARI Fleet Lease Trust, “A”, FRN, 0.732%, 2020 (n)	369,678	370,496
ARI Fleet Lease Trust, “A”, FRN, 0.482%, 2021 (n)	479,491	478,641
Cent CDO XI Ltd., “A1”, FRN, 0.526%, 2019 (n)	428,934	421,270
Chesapeake Funding LLC, “A”, FRN, 0.932%, 2023 (n)	502,791	504,444
Chesapeake Funding LLC, “A”, FRN, 0.632%, 2025 (n)	800,000	798,616
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	430,000	470,392
CNH Equipment Trust, “A2”, 0.45%, 2016	600,000	599,798
CNH Equipment Trust, “A2”, 0.63%, 2017	480,000	479,999
CNH Wholesale Master Note Trust, “A”, FRN, 0.79%, 2019 (n)	772,000	771,991
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (z)	250,000	252,463
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.954%, 2039	317,771	351,193
Ford Credit Auto Owner Trust, “A2”, 0.4%, 2015	384,985	384,889
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.532%, 2016	490,000	490,010
Ford Credit Floorplan Master Owner Trust, “A2”, FRN, 0.784%, 2015	312,000	312,095
GE Equipment Small Ticket LLC, “A2”, 0.73%, 2016 (n)	500,000	499,889
GE Equipment Transportation LLC, “A2”, 0.77%, 2014	29,391	29,394
GE Equipment Transportation LLC, “A2”, 0.47%, 2015	342,737	342,619
HLSS Servicer Advance Receivables Trust, 2013-T1, “A1”, 0.898%, 2044 (n)	740,000	739,556
Home Loan Servicing Solutions Ltd., 1.34%, 2043 (n)	200,000	200,120
Honda Auto Receivables Owner Trust, “A2”, 0.54%, 2016	740,000	740,083
Hyundai Auto Lease Securitization Trust, “A2” , 0.51%, 2015 (n)	480,000	479,757
Hyundai Auto Lease Securitization Trust, “A2”, 0.75%, 2016 (n)	750,000	749,753
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	32,360	32,399
John Deere Owner Trust, “A2”, 0.55%, 2016	250,000	249,989
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	438,000	481,618
Kingsland III Ltd., “A1”, CDO, FRN, 0.477%, 2021 (z)	350,481	345,924
Mercedes Benz Master Owner Trust, FRN, 0.452%, 2016 (n)	1,000,000	996,563
Nissan Master Owner Trust Receivables 2013,“A”, FRN, 0.484%, 2018	760,000	759,057
Porsche Innovative Lease Owner Trust, 0.44%, 2015 (n)	261,725	261,650
Race Point CLO Ltd., “A1A”, FRN, 0.465%, 2021 (n)	620,000	610,541
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	99,617	99,643
Santander Drive Auto Receivable Trust, “A2”, 0.57%, 2015	348,940	348,870
Santander Drive Auto Receivable Trust, “A2”, 0.47%, 2016	313,256	313,187
Smart Trust, “A2B”, FRN, 0.732%, 2014 (n)	165,094	165,104
Smart Trust, “A2B”, FRN, 0.515%, 2015 (n)	327,414	327,548
Smart Trust, “A2B”, FRN, 0.25%, 2015	400,000	399,153
Volvo Financial Equipment LLC, “A2”, 0.53%, 2015 (n)	1,450,000	1,449,036
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.123%, 2051	395,109	403,117

		$18,313,204
Automotive - 4.0%
American Honda Finance Corp., 1.6%, 2018 (n)	$229,000	$223,422
American Honda Finance Corp., 1.85%, 2014 (n)	620,000	628,640
American Honda Finance Corp., FRN, 0.486%, 2014 (n)	200,000	200,360
American Honda Finance Corp., FRN, 0.637%, 2016 (n)	200,000	200,085
Daimler Finance North America LLC, 0.945%, 2016 (n)	160,000	160,002
Daimler Finance North America LLC, FRN, 0.87%, 2015 (n)	700,000	702,169
Daimler Finance North America LLC, FRN, 1.472%, 2013 (n)	300,000	300,073
Daimler Finance North America LLC, FRN, 0.886%, 2014 (n)	700,000	701,325
Ford Motor Credit Co. LLC, 4.207%, 2016	200,000	209,470

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
Harley-Davidson Financial Services, 3.875%, 2016 (n)	$420,000	$444,258
Hyundai Capital America, 1.625%, 2015 (n)	700,000	699,811
Nissan Motor Acceptance Corp., 4.5%, 2015 (n)	300,000	314,730
RCI Banque S.A., FRN, 2.139%, 2014 (n)	430,000	431,351
Toyota Motor Credit Corp., 1.25%, 2014	260,000	262,319
Toyota Motor Credit Corp., 3.2%, 2015	125,000	130,634
Volkswagen International Finance N.V., FRN, 1.022%, 2014 (n)	600,000	601,698
Volkswagen International Finance N.V., FRN, 0.864%, 2014 (n)	450,000	451,913

		$6,662,260
Banks & Diversified Financials (Covered Bonds) - 1.9%
Australia & New Zealand Banking Group, FRN, 0.881%, 2015 (n)	$250,000	$251,923
Commonwealth Bank of Australia, 0.75%, 2016 (n)	710,000	706,166
Credit Mutuel-CIC Home Loan, 1.5%, 2017 (n)	600,000	582,840
DnB Nor Boligkreditt A.S., 2.1%, 2015 (n)	500,000	512,600
Norddeutsche Landesbank, 0.875%, 2015 (n)	400,000	399,760
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	400,000	414,040
Stadshypotek AB, 1.45%, 2013 (z)	250,000	250,203

		$3,117,532
Broadcasting - 0.5%
Vivendi S.A., 2.4%, 2015 (n)	$390,000	$396,930
WPP Finance, 8%, 2014	375,000	401,201

		$798,131
Brokerage & Asset Managers - 0.4%
BlackRock, Inc., 3.5%, 2014	$125,000	$129,583
BlackRock, Inc., 1.375%, 2015	500,000	506,575
Franklin Resources, Inc., 1.375%, 2017	97,000	94,380

		$730,538
Cable TV - 0.9%
Comcast Corp., 5.3%, 2014	$125,000	$127,076
DIRECTV Holdings LLC, 4.75%, 2014	425,000	442,169
DIRECTV Holdings LLC, 2.4%, 2017	120,000	119,205
NBCUniversal Enterprise Co., FRN, 0.805%, 2016 (n)	500,000	501,651
NBCUniversal Media LLC, 2.1%, 2014	400,000	403,845

		$1,593,946
Chemicals - 0.1%
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	$100,000	$103,192

Computer Software - 0.3%
Adobe Systems, Inc., 3.25%, 2015	$425,000	$438,835

Computer Software - Systems - 0.3%
Apple, Inc., FRN, 0.516%, 2018	$500,000	$499,317

Conglomerates - 1.1%
ABB Finance (USA), Inc., 1.625%, 2017	$97,000	$96,304
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	660,000	682,864
General Electric Co., 0.85%, 2015	200,000	199,986
Pentair Finance S.A., 1.35%, 2015	600,000	602,066
United Technologies Corp., FRN, 0.76%, 2015	240,000	241,582

		$1,822,802

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - 0.7%
Avon Products, Inc., 2.375%, 2016	$140,000	$141,023
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 2017 (n)	290,000	285,206
Mattel, Inc., 1.7%, 2018	139,000	135,330
Newell Rubbermaid, Inc., 2%, 2015	400,000	405,443
Newell Rubbermaid, Inc., 2.05%, 2017	236,000	231,027

		$1,198,029
Consumer Services - 0.8%
eBay, Inc., 1.35%, 2017	$264,000	$260,291
Experian Finance PLC, 2.375%, 2017 (n)	249,000	245,424
Western Union Co., 2.375%, 2015	200,000	203,505
Western Union Co., FRN, 1.262%, 2015	560,000	560,867

		$1,270,087
Defense Electronics - 0.3%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$420,000	$431,786

Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3%, 2018	$141,000	$140,662

Electronics - 0.8%
Applied Materials, Inc., 2.65%, 2016	$400,000	$412,945
Broadcom Corp., 1.5%, 2013	125,000	125,177
Intel Corp., 1.35%, 2017	581,000	568,924
Tyco Electronics Group S.A., 1.6%, 2015	270,000	271,909

		$1,378,955
Emerging Market Quasi-Sovereign - 1.4%
CNOOC Finance (2013) Ltd., 1.125%, 2016	$400,000	$396,684
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	425,000	441,967
Korea Development Bank, 1%, 2016	410,000	402,827
Korea Gas Corp., 2.25%, 2017 (n)	260,000	256,107
Petrobras International Finance Co., 3.875%, 2016	390,000	400,214
Rosneft, 3.149%, 2017 (n)	222,000	218,670
State Grid International Development Co. Ltd., 1.75%, 2018 (n)	319,000	306,523

		$2,422,992
Emerging Market Sovereign - 0.4%
Russian Federation, 3.25%, 2017 (n)	$400,000	$411,960
State of Qatar, 5.15%, 2014 (n)	300,000	307,140

		$719,100
Energy - Independent - 0.8%
Encana Corp., 5.9%, 2017	$360,000	$408,807
Encana Holdings Finance Corp., 5.8%, 2014	440,000	454,188
Hess Corp., 7%, 2014	400,000	410,392

		$1,273,387
Energy - Integrated - 2.7%
BG Energy Capital PLC, 2.875%, 2016 (n)	$550,000	$571,767
BP Capital Markets PLC, 3.125%, 2015	450,000	471,045
BP Capital Markets PLC, 0.7%, 2015	297,000	295,832
Cenovus Energy, Inc., 4.5%, 2014	425,000	441,405
Chevron Corp., 0.889%, 2016	210,000	209,782
Chevron Corp., 1.104%, 2017	314,000	305,378
Husky Energy, Inc., 5.9%, 2014	400,000	415,486

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - continued
Petro-Canada Financial Partnership, 5%, 2014	$420,000	$439,514
Shell International Finance B.V., 1.125%, 2017	600,000	590,068
Total Capital Canada Ltd., FRN, 0.648%, 2016	180,000	180,939
Total Capital International S.A., 1.5%, 2017	500,000	498,800
TOTAL S.A., 3%, 2015	125,000	130,248

		$4,550,264
Entertainment - 0.7%
Viacom, Inc., 1.25%, 2015	$650,000	$651,773
Walt Disney Co., 0.45%, 2015	490,000	487,571

		$1,139,344
Financial Institutions - 1.7%
General Electric Capital Corp., 1.875%, 2013	$175,000	$175,086
General Electric Capital Corp., 2.15%, 2015	200,000	203,972
General Electric Capital Corp., FRN, 1.121%, 2014	700,000	702,056
General Electric Capital Corp., FRN, 0.856%, 2015	250,000	252,089
General Electric Capital Corp., FRN, 0.871%, 2016	500,000	502,464
LeasePlan Corp. N.V., 3%, 2017 (n)	340,000	339,422
LeasePlan Corp. N.V., 2.5%, 2018 (n)	200,000	192,684
NYSE Euronext, 2%, 2017	412,000	409,474

		$2,777,247
Food & Beverages - 4.3%
Anheuser-Busch InBev S.A., 3.625%, 2015	$500,000	$523,276
Anheuser-Busch InBev S.A., 0.8%, 2016	300,000	298,697
Anheuser-Busch InBev S.A., 1.375%, 2017	130,000	128,535
Cadbury Schweppes U.S. Finance, 5.125%, 2013	125,000	125,415
Campbell Soup Co., FRN, 0.565%, 2014	600,000	600,992
Coca-Cola Co., 1.15%, 2018	270,000	262,010
Conagra Foods, Inc., 5.875%, 2014	325,000	335,188
Conagra Foods, Inc., 1.3%, 2016	310,000	312,017
Diageo Capital PLC, 7.375%, 2014	400,000	409,780
Diageo Capital PLC, 1.5%, 2017	300,000	297,254
General Mills, Inc., 5.2%, 2015	400,000	427,254
Heineken N.V., 0.8%, 2015 (n)	500,000	498,327
Ingredion, Inc., 3.2%, 2015	135,000	140,365
Ingredion, Inc., 1.8%, 2017	167,000	163,418
Kellogg Co., 4.45%, 2016	260,000	280,797
Kraft Foods Group, Inc., 1.625%, 2015	480,000	486,827
Molson Coors Brewing Co., 2%, 2017	500,000	502,149
PepsiCo, Inc., 2.5%, 2016	365,000	377,805
Pernod-Ricard S.A., 2.95%, 2017 (n)	410,000	418,866
SABMiller Holdings, Inc., 1.85%, 2015 (n)	220,000	222,750
SABMiller Holdings, Inc., 2.45%, 2017 (n)	340,000	346,308

		$7,158,030
Food & Drug Stores - 0.6%
CVS Caremark Corp., 3.25%, 2015	$350,000	$363,844
Walgreen Co., 1%, 2015	650,000	652,027

		$1,015,871
Gaming & Lodging - 0.3%
Wyndham Worldwide Corp., 2.95%, 2017	$442,000	$447,917

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - 2.7%
Aflac, Inc., 3.45%, 2015	$400,000	$419,430
American International Group, Inc., 3.65%, 2014	400,000	404,006
American International Group, Inc., 3%, 2015	140,000	144,025
American International Group, Inc., 5.85%, 2018	299,000	337,286
ING U.S., Inc., 2.9%, 2018	235,000	232,410
Lincoln National Corp., 4.3%, 2015	125,000	132,059
MassMutual Global Funding, FRN, 0.648%, 2014 (n)	130,000	130,190
MetLife Institutional Funding II LLC, FRN, 0.641%, 2015 (n)	350,000	350,811
MetLife, Inc., 1.756%, 2017	117,000	115,274
Metropolitan Life Global Funding I, 0.798%, 2016 (n)	530,000	531,206
New York Life Global Funding, 1.3%, 2015 (n)	740,000	745,832
PRICOA Global Funding I, FRN, 0.532%, 2015 (n)	290,000	290,002
Prudential Financial, Inc., FRN, 1.044%, 2018	650,000	651,879

		$4,484,410
Insurance - Health - 0.3%
Aetna, Inc., 1.5%, 2017	$94,000	$91,275
WellPoint, Inc., 5%, 2014	400,000	421,187
Wellpoint, Inc., 1.25%, 2015	30,000	30,153

		$542,615
Insurance - Property & Casualty - 1.0%
ACE Ltd., 2.6%, 2015	$215,000	$222,938
Aon Corp., 3.5%, 2015	375,000	393,020
AXIS Capital Holdings Ltd., 5.75%, 2014	370,000	391,090
Berkshire Hathaway, Inc., FRN, 0.964%, 2014	460,000	462,840
QBE Insurance Group Ltd., 2.4%, 2018 (n)	299,000	287,423

		$1,757,311
International Market Quasi-Sovereign - 5.9%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$487,000	$502,584
Bank Nederlandse Gemeenten N.V., 1.375%, 2018 (n)	650,000	634,184
Caisse d’Amortissement de la Dette Sociale, 3.5%, 2014	800,000	820,050
Electricite de France PLC, 5.5%, 2014 (n)	500,000	509,320
FMS Wertmanagement, 0.625%, 2016	580,000	577,425
KfW Bankengruppe, 3.5%, 2014	175,000	177,888
KfW Bankengruppe, 0.5%, 2015	180,000	179,952
Kommunalbanken A.S., 1%, 2014 (n)	620,000	623,318
Kommunalbanken A.S., 0.375%, 2015 (n)	230,000	229,589
Kommunalbanken A.S., 1.75%, 2015 (n)	150,000	153,375
Kommunalbanken A.S., 1%, 2018 (n)	190,000	182,455
Kommunalbanken A.S., FRN, 0.396%, 2016 (n)	270,000	270,537
Kreditanstalt für Wiederaufbau, FRN, 0.233%, 2015	1,000,000	1,000,015
Landwirtschaftliche Rentenbank, 3.125%, 2016 (n)	300,000	316,044
Municipality Finance PLC, 2.375%, 2016	690,000	715,944
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	750,000	755,325
Oesterreichische Kontrollbank AG, 1.375%, 2014	1,000,000	1,004,430
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	150,000	153,012
Statoil A.S.A., 2.9%, 2014	125,000	128,244
Statoil A.S.A., 7.375%, 2016 (n)	400,000	460,643
Statoil A.S.A., 1.8%, 2016	180,000	183,761
Statoil A.S.A., FRN, 0.554%, 2018	290,000	290,145

		$9,868,240

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Sovereign - 2.4%
Kingdom of Denmark, 0.375%, 2016 (n)	$590,000	$583,569
Kingdom of Sweden, 1%, 2018 (n)	640,000	624,128
Kommuninvest i Sverige AB, 0.5%, 2016 (n)	1,500,000	1,483,380
Republic of Finland, 1.25%, 2015 (n)	1,000,000	1,014,200
Republic of Iceland, 4.875%, 2016 (n)	381,000	396,240

		$4,101,517
Local Authorities - 1.6%
Province of British Columbia, 2.85%, 2015	$1,000,000	$1,042,060
Province of Ontario, 2.3%, 2016	300,000	310,140
Province of Ontario, 1.1%, 2017	900,000	880,290
State of Illinois, 4.961%, 2016	355,000	373,783

		$2,606,273
Machinery & Tools - 0.2%
Caterpillar Financial Services Corp., 1.1%, 2015	$300,000	$302,097

Major Banks - 9.6%
ABN AMRO Bank N.V., 3%, 2014 (n)	$200,000	$201,799
ABN AMRO Bank N.V., 1.375%, 2016 (n)	750,000	746,775
ABN AMRO Bank N.V., FRN, 2.035%, 2014 (n)	230,000	231,419
ANZ National (International) Ltd., FRN, 1.272%, 2013 (n)	450,000	451,206
Bank of Montreal, 1.45%, 2018	1,700,000	1,647,648
Bank of Nova Scotia, FRN, 0.673%, 2016	800,000	799,603
Bank of Nova Scotia, FRN, 0.788%, 2016	230,000	230,719
BNP Paribas, 2.7%, 2018	580,000	577,660
BNP Paribas, FRN, 1.169%, 2014	380,000	380,918
Canadian Imperial Bank of Commerce, FRN, 0.786%, 2016	460,000	460,789
Commonwealth Bank of Australia, 3.75%, 2014 (n)	125,000	129,313
DBS Bank Ltd., 2.35%, 2017 (n)	420,000	424,111
DNB Bank A.S.A., 3.2%, 2017 (n)	620,000	644,075
HSBC Bank PLC, 3.1%, 2016 (n)	420,000	440,075
HSBC Bank PLC, FRN, 0.904%, 2018 (n)	444,000	443,804
HSBC USA, Inc., 1.625%, 2018	100,000	96,978
ING Bank N.V., 3.75%, 2017 (n)	232,000	241,127
ING Bank N.V., FRN, 1.208%, 2016 (n)	310,000	310,766
ING Bank N.V., FRN, 1.658%, 2014 (n)	350,000	352,942
KeyCorp, 3.75%, 2015	100,000	105,221
Macquarie Bank Ltd., 5%, 2017 (n)	580,000	625,936
National Australia Bank Ltd., 2%, 2015	420,000	427,852
Nordea Bank AB, FRN, 0.725%, 2016 (n)	550,000	551,340
PNC Bank N.A., 1.3%, 2016	330,000	329,954
PNC Bank N.A., FRN, 0.574%, 2016	250,000	249,183
PNC Funding Corp., 3.625%, 2015	125,000	129,969
Royal Bank of Scotland PLC, 2.55%, 2015	530,000	540,330
Royal Bank of Scotland PLC, 4.375%, 2016	120,000	127,306
Santander International Debt S.A., 2.991%, 2013 (n)	300,000	300,561
Santander U.S. Debt S.A.U., 3.724%, 2015 (n)	100,000	101,339
Standard Chartered PLC, 3.85%, 2015 (n)	100,000	104,191
Standard Chartered PLC, FRN, 1.215%, 2014 (n)	500,000	502,600
State Street Bank & Trust Co., FRN, 0.458%, 2015	406,000	403,274
Sumitomo Mitsui Banking Corp., 1.35%, 2015	420,000	423,312
Wells Fargo & Co., 3.75%, 2014	550,000	569,069
Wells Fargo & Co., 1.25%, 2015	250,000	251,343

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Wells Fargo & Co., FRN, 0.794%, 2016	$420,000	$420,364
Westpac Banking Corp., 0.95%, 2016	410,000	408,513
Westpac Banking Corp., 2%, 2017	610,000	609,824

		$15,993,208
Medical & Health Technology & Services - 1.6%
Baxter International, Inc., 1.85%, 2017	$210,000	$210,835
Becton, Dickinson & Co., 1.75%, 2016	150,000	151,593
Catholic Health Initiatives, 1.6%, 2017	250,000	243,512
Covidien International Finance S.A., 6%, 2017	231,000	265,931
Covidien International Finance S.A., 1.35%, 2015	250,000	252,563
Express Scripts Holding Co., 2.1%, 2015	385,000	391,225
McKesson Corp., 0.95%, 2015	360,000	359,972
McKesson Corp., 3.25%, 2016	375,000	394,016
Thermo Fisher Scientific, Inc., 2.25%, 2016	440,000	446,202

		$2,715,849
Metals & Mining - 1.5%
Anglo American Capital, 2.15%, 2013 (n)	$400,000	$400,280
Barrick Gold Corp., 2.5%, 2018 (n)	200,000	188,362
Barrick International (Barbados) Corp., 5.75%, 2016 (n)	153,000	162,795
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 2017	440,000	430,878
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018 (n)	270,000	252,313
Glencore Funding LLC, FRN, 1.422%, 2016 (n)	370,000	357,106
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	560,000	573,802
Rio Tinto Finance (USA) Ltd., FRN, 1.113%, 2016	150,000	150,330

		$2,515,866
Mortgage-Backed - 3.8%
Fannie Mae, 5.05%, 2016	$753,307	$805,846
Fannie Mae, 0.595%, 2015	981,576	976,653
Fannie Mae, 5.134%, 2016	165,858	178,598
Fannie Mae, 1.114%, 2017	410,000	403,121
Fannie Mae, 4%, 2025 (f)	991,362	1,047,316
Fannie Mae, TBA, 3%, 2028	960,000	977,400
Freddie Mac, 1.655%, 2016	197,790	199,523
Freddie Mac, 1.426%, 2017	147,000	145,582
Freddie Mac, 3.5%, 2026 (f)	536,065	560,037
Freddie Mac, 2.5%, 2028	1,123,418	1,115,519

		$6,409,595
Municipals - 0.5%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 2016	$785,000	$776,334

Natural Gas - Distribution - 0.3%
GDF Suez, 1.625%, 2017 (n)	$550,000	$542,185

Natural Gas - Pipeline - 1.4%
Energy Transfer Partners LP, 8.5%, 2014	$257,000	$268,459
Enterprise Products Operating LP, 3.2%, 2016	400,000	419,236
Enterprise Products Operating LP, 6.5%, 2019	400,000	471,354
Kinder Morgan Energy Partners LP, 5.125%, 2014	420,000	440,908
TransCanada PipeLines Ltd., FRN, 0.953%, 2016	660,000	664,057

		$2,264,014

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - 1.5%
AT&T, Inc., 0.8%, 2015	$620,000	$618,307
AT&T, Inc., FRN, 0.65%, 2016	70,000	70,199
BellSouth Corp., 5.2%, 2014	520,000	544,185
France Telecom, 2.125%, 2015	125,000	127,127
Telecom Italia Capital, 5.25%, 2013	400,000	402,930
Verizon Communications, Inc., 0.7%, 2015	730,000	727,143

		$2,489,891
Oil Services - 0.1%
Transocean, Inc., 2.5%, 2017	$155,000	$153,576

Oils - 0.1%
Phillips 66, 1.95%, 2015	$180,000	$182,719

Other Banks & Diversified Financials - 5.0%
Abbey National Treasury Services PLC, 3.05%, 2018	$238,000	$238,899
American Express Centurion Bank, FRN, 0.715%, 2015	250,000	250,078
American Express Credit Corp., 2.8%, 2016	450,000	469,547
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.712%, 2016 (n)	400,000	400,508
BB&T Corp., 2.05%, 2014	170,000	171,498
BB&T Corp., 1.45%, 2018	288,000	278,757
BBVA Senior Finance S.A. Unipersonal, FRN, 2.388%, 2014	300,000	302,071
Capital One Financial Corp., 2.15%, 2015	270,000	274,330
Capital One Financial Corp., FRN, 1.418%, 2014	450,000	452,821
Capital One Financial Corp., FRN, 0.907%, 2015	320,000	320,646
Danske Bank A.S., 3.75%, 2015 (n)	100,000	103,733
Groupe BPCE S.A., FRN, 1.516%, 2016	590,000	597,077
Intesa Sanpaolo S.p.A., 3.125%, 2016	370,000	368,953
Intesa Sanpaolo S.p.A., FRN, 2.662%, 2014 (n)	200,000	200,557
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	675,000	703,015
National Bank of Canada, 1.5%, 2015	270,000	273,320
Nordea Bank AB, 1.75%, 2013 (n)	125,000	125,142
Santander Holdings USA, Inc., 3.45%, 2018	260,000	263,356
Santander UK PLC, 3.875%, 2014 (n)	100,000	103,027
Skandinaviska Enskilda, 1.75%, 2018 (n)	271,000	263,829
SunTrust Banks, Inc., 3.5%, 2017	303,000	317,508
Svenska Handelsbanken AB, 4.875%, 2014 (n)	100,000	103,361
Svenska Handelsbanken AB, 2.875%, 2017	289,000	297,812
Svenska Handelsbanken AB, FRN, 0.722%, 2016	680,000	681,036
Swedbank AB, 2.125%, 2017 (n)	311,000	306,882
Union Bank, FRN, 1.209%, 2014	500,000	502,752

		$8,370,515
Personal Computers & Peripherals - 0.2%
Hewlett-Packard Co., 2.625%, 2014	$320,000	$326,524

Pharmaceuticals - 2.3%
AbbVie, Inc., FRN, 1.027%, 2015	$550,000	$555,345
Amgen, Inc., 2.3%, 2016	450,000	462,526
Bristol-Myers Squibb Co., 0.875%, 2017	615,000	595,279
Celgene Corp., 2.45%, 2015	425,000	436,727
Mylan, Inc., 1.8%, 2016 (n)	170,000	170,107
Sanofi, 1.2%, 2014	200,000	201,784
Sanofi, 1.25%, 2018	800,000	772,482

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - continued
Teva Pharmaceutical Finance III, 1.7%, 2014	$420,000	$422,796
Watson Pharmaceuticals, Inc., 1.875%, 2017	260,000	255,950

		$3,872,996
Printing & Publishing - 0.6%
Pearson PLC, 4%, 2016 (n)	$500,000	$529,540
Thomson Reuters Corp., 0.875%, 2016	410,000	407,138

		$936,678
Real Estate - 1.1%
ERP Operating, REIT, 5.125%, 2016	$510,000	$557,197
HCP, Inc., REIT, 2.7%, 2014	470,000	473,369
Health Care REIT, Inc., 2.25%, 2018	150,000	147,093
Mack-Cali Realty LP, 2.5%, 2017	200,000	195,242
Simon Property Group, Inc., REIT, 6.1%, 2016	222,000	247,682
Simon Property Group, Inc., REIT, 1.5%, 2018 (n)	167,000	161,449

		$1,782,032
Retailers - 0.5%
AutoZone, Inc., 6.5%, 2014	$125,000	$127,551
Home Depot, Inc., 5.25%, 2013	125,000	126,689
Wesfarmers Ltd., 2.983%, 2016 (n)	400,000	415,147
Wesfarmers Ltd., 1.874%, 2018 (n)	233,000	227,198

		$896,585
Specialty Chemicals - 0.6%
Air Products & Chemicals, Inc., 2%, 2016	$104,000	$105,782
Airgas, Inc., 2.95%, 2016	400,000	413,542
Ecolab, Inc., 2.375%, 2014	200,000	203,825
Ecolab, Inc., 1%, 2015	350,000	349,844

		$1,072,993
Supermarkets - 0.2%
Tesco PLC, 2%, 2014 (n)	$280,000	$283,676
Woolworths Ltd., 2.55%, 2015 (n)	125,000	128,702

		$412,378
Supranational - 1.7%
Council of Europe, 4.5%, 2014	$800,000	$827,056
European Investment Bank, 5%, 2013	1,000,000	1,005,100
International Bank for Reconstruction and Development, 0.5%, 2016	1,000,000	996,106

		$2,828,262
Telecommunications - Wireless - 0.8%
America Movil S.A.B. de C.V., 2.375%, 2016	$200,000	$202,727
American Tower Trust I, REIT, 1.551%, 2018 (n)	500,000	481,849
Crown Castle Towers LLC, 4.523%, 2015 (n)	560,000	582,613
Vodafone Group PLC, 4.15%, 2014	125,000	128,333

		$1,395,522
Tobacco - 1.1%
Altria Group, Inc., 8.5%, 2013	$325,000	$329,669
B.A.T. International Finance PLC, 8.125%, 2013 (n)	125,000	126,725
B.A.T. International Finance PLC, 1.4%, 2015 (n)	470,000	474,287
Imperial Tobacco Finance PLC, 2.05%, 2018 (n)	206,000	199,620
Lorillard Tobacco Co., 3.5%, 2016	190,000	198,265

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Tobacco - continued
Reynolds American, Inc., 1.05%, 2015	$420,000	$420,058
Reynolds American, Inc., 7.625%, 2016	80,000	92,567

		$1,841,191
Transportation - Services - 0.2%
ERAC USA Finance Co., 1.4%, 2016 (n)	$200,000	$198,440
ERAC USA Finance Co., 2.75%, 2017 (n)	202,000	204,668

		$403,108
U.S. Government Agencies and Equivalents - 2.9%
Aid-Egypt, 4.45%, 2015	$730,000	$786,970
Federal Home Loan Bank, 1.375%, 2014 (f)	2,000,000	2,017,882
National Credit Union Administration, 1.4%, 2015	820,000	832,743
Private Export Funding Corp., 1.875%, 2018	610,000	607,301
Small Business Administration, 2.25%, 2021	648,847	665,604

		$4,910,500
Utilities - Electric Power - 4.4%
American Electric Power Co., Inc., 1.65%, 2017	$220,000	$213,962
Dominion Resources, Inc., 1.95%, 2016	460,000	467,852
Duke Energy Corp., 6.3%, 2014	525,000	537,097
Duke Energy Corp., 1.625%, 2017	110,000	108,741
Duke Energy Indiana, Inc., FRN, 0.619%, 2016	200,000	200,455
Enel Finance International S.A., 6.25%, 2017 (n)	410,000	448,774
Exelon Generation Co. LLC, 5.35%, 2014	400,000	406,853
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	475,000	486,699
ITC Holdings Corp., 5.875%, 2016 (z)	256,000	283,317
NextEra Energy Capital Co., 1.2%, 2015	70,000	70,273
NextEra Energy Capital Holdings, Inc., 1.611%, 2014	618,000	622,236
NextEra Energy Capital Holdings, Inc., 1.339%, 2015	280,000	280,360
Northeast Utilities, FRN, 1.022%, 2013	800,000	800,235
PG&E Corp., 5.75%, 2014	200,000	205,582
PPL WEM Holdings PLC, 3.9%, 2016 (n)	440,000	460,267
Progress Energy, Inc., 6.05%, 2014	500,000	514,312
PSEG Power LLC, 2.75%, 2016	190,000	196,795
Southern Co., 2.375%, 2015	550,000	566,001
Southern Co., 2.45%, 2018	50,000	50,076
Virginia Electric and Power Co., 1.2%, 2018	410,000	397,746

		$7,317,633
Total Bonds		$154,076,045

Money Market Funds - 7.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	13,094,088	$13,094,088
Total Investments		$167,170,133

Other Assets, Less Liabilities - 0.1%		148,658
Net Assets - 100.0%		$167,318,791

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $53,652,095 representing 32.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.543%, 2019	5/11/11	$39,819	$42,205
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019	3/22/12	249,976	252,463
ITC Holdings Corp., 5.875%, 2016	7/09/13	286,497	283,317
Kingsland III Ltd., “A1”, CDO, FRN, 0.477%, 2021	6/14/13	345,638	345,924
Stadshypotek AB, 1.45%, 2013	6/08/11	250,075	250,203
Total Restricted Securities			$1,174,112
% of Net assets			0.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 8/31/13

Forward Foreign Currency Exchange Contracts at 8/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	JPMorgan Chase Bank	6,769,282	11/12/13	$6,013,550	$5,997,327	$16,223
SELL	CAD	JPMorgan Chase Bank	2,780,207	11/12/13	2,674,271	2,635,007	39,264
SELL	CHF	JPMorgan Chase Bank	5,927,337	11/12/13	6,391,108	6,373,988	17,120
BUY	GBP	JPMorgan Chase Bank	1,464,963	11/12/13	2,235,677	2,269,050	33,373
SELL	NOK	Goldman Sachs International	8,543,122	11/12/13	1,438,000	1,392,317	45,683
SELL	NZD	JPMorgan Chase Bank	5,230,770	11/12/13	4,084,025	4,022,762	61,263

							$212,926

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 8/31/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	EUR	Goldman Sachs International	1,535,238	11/12/13	$2,044,000	$2,029,565	$(14,435)
BUY	JPY	Goldman Sachs International	101,460,320	11/12/13	1,040,000	1,033,718	(6,282)
SELL	JPY	Goldman Sachs International	226,889,242	11/12/13	2,296,227	2,311,638	(15,411)
SELL	JPY	JPMorgan Chase Bank	25,165,064	11/12/13	254,684	256,392	(1,708)
BUY	NOK	Goldman Sachs International	21,127,619	11/12/13	3,544,088	3,443,279	(100,809)
BUY	NOK	JPMorgan Chase Bank	9,555,259	11/12/13	1,603,584	1,557,271	(46,313)
BUY	SEK	Goldman Sachs International	23,099,767	11/12/13	3,497,661	3,479,970	(17,691)
BUY	SEK	JPMorgan Chase Bank	14,557,514	11/12/13	2,202,080	2,193,082	(8,998)

							$(211,647)

Futures Contracts Outstanding at 8/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
DAX Index (Long)	EUR	13	$3,486,760	September - 2013	$49,283
FTSE 100 Index (Long)	GBP	1	99,305	September - 2013	2,423
FTSE JSE Top 40 Index (Long)	ZAR	58	2,140,610	September - 2013	57,348
FTSE MIB Index (Short)	EUR	4	441,140	September - 2013	3,427
Hang Seng Index (Short)	HKD	12	1,659,929	September - 2013	27,303
KOSPI Index (Long)	KRW	1	111,998	September - 2013	822
Mex Bolsa Index (Short)	MXN	35	1,031,558	September - 2013	14,793
MSCI Singapore Index (Short)	SGD	62	3,313,862	September - 2013	60,410
MSCI Taiwan Index (Long)	USD	69	1,928,076	September - 2013	26,383

					$242,192

Interest Rate Futures
Canada Treasury Bond 10 yr (Long)	CAD	41	$5,013,576	December - 2013	$21,642
Euro Bund (Short)	EUR	72	13,385,037	September - 2013	176,020

					$197,662

					$439,854

Liability Derivatives
Equity Futures
Amsterdam Index (Long)	EUR	5	$479,561	September - 2013	$(16,607)
Australian SPI 200 Index (Short)	AUD	11	1,245,312	September - 2013	(105,484)
Bovespa Index (Long)	BRL	74	1,536,106	October - 2013	(34,856)
CAC 40 Index (Long)	EUR	51	2,653,027	September - 2013	(100,917)
Hang Seng China ENT Index (Long)	HKD	42	2,636,744	September - 2013	(71,920)
IBEX Index (Long)	EUR	3	328,889	September - 2013	(17,403)
ISE 30 Index (Long)	TRY	104	414,442	October - 2013	(9,869)
NIFTY Index (Short)	USD	21	228,690	September - 2013	(291)
NIKKEI 225 Index (Long)	JPY	11	1,483,452	September - 2013	(31,811)
OMX Index (Long)	SEK	29	531,879	September - 2013	(18,903)
Russell 2000 Index (Short)	USD	16	1,616,160	September - 2013	(51,088)
S&P 500 E-Mini Index (Long)	USD	5	407,825	September - 2013	(5,270)
S&P TSX 60 Index (Short)	CAD	14	1,930,998	September - 2013	(70,232)

					$(534,651)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 8/31/13 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	47	$4,906,825	September - 2013	$(91,541)
GB Govt Bond 10 yr (Short)	GBP	19	3,221,206	December - 2013	(1,546)
Japan Govt Bond 10 yr (Short)	JPY	9	13,231,655	September - 2013	(154,166)
U.S. Treasury Note 10 yr (Long)	USD	71	8,823,969	December - 2013	(25,758)
U.S. Treasury Note 5 yr (Short)	USD	29	3,470,711	December - 2013	(4,633)

					$(277,644)

					$(812,295)

At August 31, 2013, the fund had cash collateral of $925,203 and other liquid securities with an aggregate value of $2,096,627 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$4,910,500	$—	$4,910,500
Non-U.S. Sovereign Debt	—	19,940,111	—	19,940,111
Municipal Bonds	—	776,334	—	776,334
U.S. Corporate Bonds	—	54,945,732	—	54,945,732
Residential Mortgage-Backed Securities	—	6,409,595	—	6,409,595
Commercial Mortgage-Backed Securities	—	1,706,319	—	1,706,319
Asset-Backed Securities (including CDOs)	—	16,606,881	—	16,606,881
Foreign Bonds	—	48,780,573	—	48,780,573
Mutual Funds	13,094,088	—	—	13,094,088
Total Investments	$13,094,088	$154,076,045	$—	$167,170,133

Other Financial Instruments
Futures Contracts	$(268,275)	$(104,166)	$—	$(372,441)
Forward Foreign Currency Exchange Contracts	—	1,279	—	1,279

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$166,777,191
Gross unrealized appreciation	1,105,124
Gross unrealized depreciation	(712,182)
Net unrealized appreciation (depreciation)	$392,942

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,810,342	14,699,702	(11,415,956)	13,094,088

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,583	$13,094,088

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2013, are as follows:

United States	65.3%
Canada	7.5%
France	6.2%
Australia	5.7%
Netherlands	3.6%
United Kingdom	3.4%
Sweden	3.1%
Germany	(2.6)%
Japan	(5.3)%
Other Countries	13.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: October 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: October 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2013

*	Print name and title of each signing officer under his or her signature.